UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08291

ISI Strategy Fund, Inc.
(Exact name of registrant as specified in charter)

666 Fifth Avenue, 11th Floor
New York, New York 10103
(Address of principal executive offices) (Zip code)

R. Alan Medaugh
666 Fifth Avenue, 11th Floor
New York, New York 10103
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 212-446-5600

Date of fiscal year end: October 31

Date of reporting period: November 1, 2013 – October 31, 2014

Item 1.	Reports to Stockholders.

ISI INTERNATIONAL STRATEGY & INVESTMENT

ANNUAL REPORT October 31, 2014

- TOTAL RETURN U.S. TREASURY FUND [TRUSX]
- MANAGED MUNICIPAL FUND

  Class A [MUNIX], Class I [MMFIX]
- NORTH AMERICAN GOVERNMENT BOND FUND

  Class A [NOAMX], Class C [NORCX], Class I [NORIX]
- STRATEGY FUND [STRTX]

TABLE of CONTENTS

Investment Advisor’s Message	1
Management Discussion & Analysis	3
Performance Comparisons	7
Shareholder Expense Examples	16
Portfolio Profiles	19
Schedule of Investments	20
Statements of Assets and Liabilities	38
Statements of Operations	42
Statements of Changes in Net Assets	44
Financial Highlights	50
Notes to Financial Statements	58
Report of Independent Registered Public Accounting Firm	67
Fund Directors and Officers	68
Notice to Shareholders	70
Investment Advisory Agreements and Investment Sub-Advisory Agreement Approvals	71
Privacy Policy	75

ISI Funds	Investment Advisor’s Message
October 31, 2014 (Unaudited)

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders for the ISI Funds. This report covers the 12-month reporting period through October 31, 2014 and includes commentary from the Funds’ portfolio managers at International Strategy & Investment, Inc. (“ISI”) (see Management Discussion and Analysis that follows this letter for more details), a complete list of holdings and the financial statements.

Stocks recorded a positive return for the quarter, last year, last three years and last five years. For example, the Wilshire 5000 Total Market Index was up +4.64% for the quarter, +15.78% for the last year and averaged +17.06% for the past five years. U.S. Treasuries increased over the last quarter, last year, last three years and the last five years. The Barclays Capital Treasury Index was +2.78% for the past year and averaged +3.45% for the past five years. Top quality municipal indices were also up for the last quarter, last year, last three years and for the last five years. For example, the Barclays Capital Municipal GO Index was +1.61 for the past quarter and averaged +4.94 % for the past five years. The following is a summary of fund performance during the reporting period. These performance figures assume the reinvestment of dividend and capital gain distributions and exclude the impact of any sales charges.

During the year ended October 31, 2014, Total Return U.S. Treasury Fund and North American Government Bond Fund continued their policy of paying dividends at a fixed rate, which resulted in dividends consisting of net investment income, return of capital, short-term capital gains and long-term capital gains.

ISI Total Return U.S. Treasury Fund’s investment objective is to achieve a high level of total return with relative stability of principal and, secondarily, high current income consistent with an investment in securities issued by the United States Treasury. For the reporting period, the Fund  (excluding sales charge) produced a one-year total return of +0.22% and a five-year average annual total return of +2.62%. From its inception on August 10, 1988 through October 31, 2014, the Fund has posted a cumulative total return of +376.13%, which translates into an average annual total return of +6.13%. The Fund’s net assets totaled $53.54 million at the end of the reporting period.

ISI Managed Municipal Fund’s investment objective is to provide a high level of total return with relative stability of principal and, secondarily, high current income exempt from federal income tax through investment in a portfolio consisting primarily of tax-free municipal obligations. For the reporting period, the Fund produced a one-year total return of +3.95% (Class A) and a five-year average annual total return of +2.94%. From its inception on February 26, 1990 through October 31, 2014, the Fund has posted a cumulative total return of +224.92%, which translates into an average annual total return of +4.89%. From its inception on September 15, 2010 through October 31, 2014, the ISI Class I Shares have posted a cumulative total return of +10.02%, which translates to an average annual total return of +2.38%. The Fund’s net assets totaled $69.84 million at the end of the reporting period.

ISI North American Government Bond Fund’s investment objective is to provide a high level of current income, consistent with prudent investment risk, by investing primarily in a portfolio consisting of fixed income securities issued or guaranteed by the governments of the United States, Canada and Mexico. For the reporting period, the ISI Class A Shares produced a one-year total return of -1.37% and a five year average annual total return of +2.45%. From its inception on January 15, 1993 through October 31, 2014, the ISI Class A Shares have posted a cumulative total return of +195.59%, which translates into an average annual total return of +5.10%. For the reporting period, the ISI Class C Shares produced a one-year

Annual Report | October 31, 2014	1

ISI Funds	Investment Advisor’s Message
October 31, 2014 (Unaudited)

total return of -1.81% and a five year average annual total return of +1.88%. From its inception on May 16, 2003, through October 31, 2014, the ISI Class C Shares have posted a cumulative total return of +38.70%, which translates into an average annual total return of +2.90%. From its inception on September 15, 2010 through October 31, 2014, the ISI Class I Shares have posted a cumulative total return of +6.27%, which translates to an average annual total return of +1.49%. The Fund’s net assets totaled $71.53 million at the end of the reporting period.

ISI Strategy Fund has an investment objective of maximizing total return through a combination of long-term growth of capital and current income by actively allocating the Fund’s assets between common stocks of U.S. issuers and U.S. Treasury securities. For the reporting period, the Fund produced a one-year total return of +12.48 % and a five-year average annual total return of +13.64%. From its inception on September 16, 1997, through October 31, 2014, the Fund has posted a cumulative total return of +182.43%, which translates into an average annual total return of +6.25%. The Fund’s net assets totaled $94.53 million at the end of the reporting period.

We would like to welcome new investors to the ISI Funds and thank those who have been with us for some time. We appreciate your confidence.

Sincerely,

R. Alan Medaugh
President
November 28, 2014

2	www.isifunds.com

ISI Funds	Investment Advisor’s Message
October 31, 2014 (Unaudited)

The Total Return U.S. Treasury Fund

This fiscal year, the Treasury benchmark 10-year bond yield fell by 20 basis points (-0.2%). The decrease in yields began at calendar year end, December 31st, after rising from October 31, 2013. This culminated in a modest drop in rates for the fiscal year. Growth and inflation have both been subdued especially recently when slower global growth pushed commodity prices lower. Oil, West Texas Intermediate Crude Oil, fell from a high of $106 per barrel in late June to $80 at fiscal year end. The situation brought a reversal in yields, and at the end of the fiscal year, rates were modestly below where they began the year. Please see the graph below. The Fund’s duration was modestly reduced during the fiscal year, from 4.1 years to 3.7 years. At the end of the fiscal year, the Fund had 57.2% of its maturities in the 1-5 years range as comparable to the beginning of the fiscal year when the majority of the its holdings were in the 5-10 years maturity range.

10-year U.S. Treasury Yield
(10/31/13 – 10/31/14)*
3.5%
3.0%
2.5%
2.0%
Nov 2013
Dec 2013
Jan 2014
Feb 2014
Mar 2014
Apr 2014
May 2014
Jun 2014
Jul 2014
Aug 2014
Sep 2014
Oct 2014

*	Source: Bloomberg

Annual Report | October 31, 2014	3

ISI Funds	Management Discussion & Analysis
October 31, 2014 (Unaudited)

The Managed Municipal Fund

Municipal yields rose from the beginning of the fiscal year to calendar year end (12/31/2013). From 12/31/2013, rates fell as the global growth picture turned less robust and commodity prices fell. Due to municipals’ better value picture at the beginning of the fiscal year, municipal 10-year AAA issues fell more than the U.S. Treasury 10-year benchmark, i.e. Municipals -43 basis points, Treasuries -20 basis points. The Fund’s maturity was reducing during the fiscal year, from 6.0 years to 4.1 years at the end of the fiscal year.

General Obligation 10-year AAA Municipals Yield
(10/31/13 – 10/31/14)*
3.0%
2.5%
2.0%
1.5%
Nov 2013
Dec 2013
Jan 2014
Feb 2014
Mar 2014
Apr 2014
May 2014
Jun 2014
Jul 2014
Aug 2014
Sep 2014
Oct 2014

*	Source: Bloomberg

4	www.isifunds.com

ISI Funds	Management Discussion & Analysis
October 31, 2014 (Unaudited)

The North American Government Bond Fund

During the fiscal year, the currency value of Canada and Mexico fell versus the U.S. dollar. A principal reason for this was commodity prices declining. For example, one U.S. dollar purchased 12.85 pesos in late May 2014 and at fiscal year end, one U.S. dollar was able to buy 13.48 pesos—a decline of 5% for the peso. The Canadian dollar from its June 30, 2014 level, one U.S. dollar purchased 1.067 Canadian dollars and, by the end of the year, one U.S. dollar purchased 1.1266 Canadian dollars—a decline of 5.5%. The currency performance held back the Fund’s performance for the fiscal year. Feeling that the depreciation raised return potential for Canada and Mexico, the Fund increased its combined bond holding from 33.5% to 36.8% during the fiscal year.

The Strategy Fund

The stock market rallied strongly during the fiscal year. The Fund benefitted from its equity position. Earnings performance and attractive dividend yields were, for the third year, the basic forces behind the stock market rally. U.S. Treasury yields fell modestly during the year (the 10-year benchmark Treasury was down -20 basis points (-0.2%). The Fund’s performance for the fiscal year was up +12.48%. Stocks led the way with the Wilshire 5000 up +15.78%. The U.S. Treasury position had a modest positive return. For example, the Barclays Capital U.S. Treasury Index was up +2.78% for the fiscal year. Please see the two charts below.

Dow Jones Wilshire 5000 Index
(10/31/13 – 10/31/14)*
22,000
20,000
18,000
Nov 2013
Dec 2013
Jan 2014
Feb 2014
Mar 2014
Apr 2014
May 2014
Jun 2014
Jul 2014
Aug 2014
Sep 2014
Oct 2014

*	Source: Bloomberg

Annual Report | October 31, 2014	5

ISI Funds	Management Discussion & Analysis
October 31, 2014 (Unaudited)

10-year U.S. Treasury Yield
(10/31/13 – 10/31/14)*

3.5%
3.0%
2.5%
2.0%
Nov 2013
Dec 2013
Jan 2014
Feb 2014
Mar 2014
Apr 2014
May 2014
Jun 2014
Jul 2014
Aug 2014
Sep 2014
Oct 2014

*	Source: Bloomberg

6	www.isifunds.com

Total Return U.S. Treasury Fund, Inc.	Performance Comparison1
October 31, 2014 (Unaudited)

Total Return U.S. Treasury Fund – ISI Shares, Barclays Capital Treasury Index, Barclays
Capital Intermediate Treasury Index and Barclays Capital Long-Term Treasury Index:
Value of a $10,000 Investment (for 10 Years ended October 31, 2014)

Annual Report | October 31, 2014	7

Total Return U.S. Treasury Fund, Inc.	Performance Comparison1
October 31, 2014 (Unaudited)

	Cumulative Total Returns (With Sales Charge)					Average Annual Total Returns (With Sales Charge)
Periods Ended October 31, 2014	1 Year	3 Years	5 Years	10 Years	Since Inception2	1 Year	3 Years	5 Years	10 Years	Since Inception2
Total Return U.S. Treasury Fund	-2.76%	-1.50%	10.40%	40.00%	361.81%	-2.76%	-0.50%	2.00%	3.42%	6.01%
Barclays Capital Treasury Index3	2.78%	5.00%	18.49%	51.49%	427.23%	2.78%	1.64%	3.45%	4.24%	6.56%
Barclays Capital Intermediate Treasury Index3	1.46%	3.65%	14.29%	44.01%	349.62%	1.46%	1.20%	2.71%	3.71%	5.91%
Barclays Capital Long-Term Treasury Index3	13.16%	13.34%	46.00%	95.54%	804.65%	13.16%	4.26%	7.86%	6.94%	8.78%

1
Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes the Fund’s maximum 3.00% sales charge. Distributions of the Fund’s capital gains and any non-US Treasury income may be subject to state and local taxes. Management is not aware of any single index that is truly representative of the Fund since its active maturity management policy allows the manager to adjust the weighted average maturity throughout each US Treasury sector. Currently, the Fund’s weighted average maturity is approximately 4.16 years.

2	The Fund’s inception date is August 10, 1988. Benchmark returns are for the periods beginning August 31, 1988.

3
The Barclays Capital Treasury Index is an unmanaged index reflecting the performance of all public Treasury obligations and does not focus on one particular segment of the Treasury market. The Barclays Capital Intermediate Treasury Index is an unmanaged index reflecting the  performance of US Treasury securities in the intermediate-term Treasury sector. The Barclays Capital Long-Term Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the long-term Treasury sector. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund’s returns.

Expense Ratio Information as of:	October 31, 2014
Gross Expense Ratio	1.01%

8	www.isifunds.com

Managed Municipal Fund, Inc.	Performance Comparison1
October 31, 2014 (Unaudited)

Managed Municipal Fund – ISI Class A Shares, Barclays Capital General Obligation Index,
Barclays Capital Prerefunded Municipal Bond Index and Consumer Price Index:
Value of a $10,000 Investment (for 10 Years ended October 31, 2014)

Annual Report | October 31, 2014	9

Managed Municipal Fund, Inc.	Performance Comparison1
October 31, 2014 (Unaudited)

	Cumulative Total Returns (With Sales Charge)					Average Annual Total Returns (With Sales Charge)
Periods Ended October 31, 2014	1 Year	3 Years	5 Years	10 Years	Since Inception	1 Year	3 Years	5 Years	10 Years	Since Inception
Managed Municipal Fund – ISI Class A Shares2	0.80%	4.14%	12.11%	32.49%	215.15%	0.80%	1.36%	2.31%	2.85%	4.76%
Managed Municipal Fund – ISI Class I Shares3	3.64%	7.45%	–	–	10.02%	3.64%	2.42%	–	–	2.38%
Barclays Capital General Obligation Index4	6.76%	13.58%	27.26%	57.37%	319.14%	6.76%	4.33%	4.94%	4.64%	5.98%
Barclays Capital Prerefunded Municipal Bond Index4	1.80%	5.17%	11.31%	35.75%	219.37%	1.80%	1.70%	2.17%	3.10%	4.82%
Consumer Price Index5	1.70%	4.98%	9.95%	24.99%	54.54%	1.70%	1.63%	1.92%	2.26%	1.78%

1
Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes the sales charge, if applicable. ISI Class A Shares have a maximum 3.00% sales charge. Distributions of the Fund’s income and capital gains may be subject to state and local taxes.

2	The ISI Class A Shares inception date is February 26, 1990. Benchmark returns are for the periods beginning February 28, 1990.

3
The ISI Class I Shares inception date is October 7, 2010. Benchmark returns are for the period beginning October 31, 2010. Cumulative and annualized returns for the Barclays Capital General Obligation Index from October 31, 2010 through October 31, 2014 were 18.21% and 4.27%, respectively. Cumulative and annualized returns for the Barclays Capital Pre-refunded Municipal Bond Index from October 31, 2010 through October 31, 2014 were 7.19% and 1.75%, respectively.

4
The Barclays Capital General Obligation Index is an unmanaged index reflecting general municipal bond market performance. The Barclays Capital Pre-refunded Municipal Bond Index, an unmanaged index, is a subcomponent of the general Barclays Capital Municipal Bond Index, and contains only bonds from that index that have been pre-refunded or escrowed to maturity. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund’s returns.

5	The Consumer Price Index is a widely used measure of inflation.

Expense Ratio Information as of:	October 31, 2014
Gross Expense Ratio – Class A	1.16%
Gross Expense Ratio – Class I	0.92%

10	www.isifunds.com

North American Government Bond Fund, Inc.	Performance Comparison1
October 31, 2014 (Unaudited)

North American Government Bond Fund – ISI Class A Shares, Barclays Capital
Intermediate Treasury Index, Barclays Capital Emerging Americas Index: Mexico
Section/Citigroup US Broad Investment-Grade Bond Index Mexico Sector/Barclays
Capital Global Aggregate Index: Mexico Section and Consumer Price Index:
Value of a $10,000 Investment (for 10 Years ended October 31, 2014)

Annual Report | October 31, 2014	11

North American Government Bond Fund, Inc.	Performance Comparison1
October 31, 2014 (Unaudited)

	Cumulative Total Returns (With Sales Charge)					Average Annual Total Returns (With Sales Charge)
Periods Ended October 31, 2014	1 Year	3 Years	5 Years	10 Years	Since Inception	1 Year	3 Years	5 Years	10 Years	Since Inception
North American Government Bond Fund - ISI Class A Shares2	-4.38%	-3.27%	9.56%	42.74%	186.70%	-4.38%	-1.10%	1.84%	3.62%	4.95%
North American Government Bond Fund - ISI Class C Shares3	-2.77%	-1.96%	9.74%	38.41%	38.70%	-2.77%	-0.66%	1.88%	3.30%	2.90%
North American Government Bond Fund - ISI Class I Shares4	-1.07%	0.55%	–	–	6.27%	-1.07%	0.18%	–	–	1.49%
Barclays Capital Intermediate Treasury Index5	1.46%	3.65%	14.29%	44.01%	186.65%	1.46%	1.20%	2.71%	3.71%	4.96%
Barclays Capital Emerging Americas Index: Mexico Section/Citigroup US Broad Investment-Grade Bond Index Mexico Sector/Barclays Capital Global Aggregate Index: Mexico Section6	4.03%	20.53%	48.10%	75.67%	625.19%	4.03%	6.42%	8.17%	5.80%	9.53%
Consumer Price Index7	1.70%	4.98%	9.95%	24.99%	73.60%	1.70%	1.63%	1.92%	2.26%	2.57%

1
Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes sales charges, if applicable. ISI Class A shares have a maximum 3.00% sales charge. ISI Class C Shares have a maximum 1.00% contingent deferred sales charge in the first year, which is eliminated thereafter.

2	ISI Class A Shares inception date is January 15, 1993. Benchmark returns are for the periods beginning January 31, 1993.

3
ISI Class C Shares inception date is May 16, 2003. Cumulative and annualized returns for the Barclays Capital Intermediate Treasury Index from May 31, 2003 through October 31, 2014 were 47.00% and 3.43%, respectively.

4
ISI Class I Shares inception date is September 16, 2010. Benchmark returns are for the periods beginning September 30, 2010. Cumulative and annualized returns for the Barclays Capital Intermediate Treasury Index from September 30, 2010 through October 31, 2014 were 7.49% and 1.78%, respectively.

12	www.isifunds.com

North American Government Bond Fund, Inc.	Performance Comparison1
October 31, 2014 (Unaudited)

5
The Barclays Capital Intermediate Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the intermediate-term Treasury sector. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund’s returns.

6
Reflects the performance of the Barclays Capital Emerging Americas Index: Mexico Section through October 31, 2004 and the Citigroup US Broad Investment-Grade Bond Index Mexico Sector from that date through October 31, 2006 and the Barclays Capital Global Aggregate Index: Mexico from October 31, 2006 through April 30, 2014. The Barclays Capital Emerging Americas Index: Mexico Section has been discontinued. Barclays Capital Emerging Americas Index: Mexico Section was an unmanaged sub-index of the Barclays Capital Emerging Americas Index reflecting the performance of selected Mexican debt instruments with maturities of one year or more. The Citigroup US Broad Investment-Grade Bond Index Mexico Sector is an unmanaged sub-index of the Citigroup US Broad Investment-Grade Bond Index reflecting the performance of selected Mexican debt instruments with maturities of one year or more. The Barclays Capital Global Aggregate Index: Mexico Section is an unmanaged sub-index of Barclays Capital Global Aggregate Index which provides broad-based measure of global investment-grade fixed income markets. The Mexico Section reflects the US dollar performance of selected Mexican government peso-denominated debt instruments with maturities of one year or more. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund’s returns.

7	The Consumer Price Index is a widely used measure of inflation.

Expense Ratio Information as of:	October 31, 2014
Gross Expense Ratio – Class A	1.36%
Gross Expense Ratio – Class C	1.96%
Gross Expense Ratio – Class I	0.97%

Annual Report | October 31, 2014	13

ISI Strategy Fund, Inc.	Performance Comparison1
October 31, 2014 (Unaudited)

ISI Strategy Fund – ISI Shares, Dow Jones Wilshire 5000 (Full Cap) Index and Consumer Price Index: Value of a $10,000 Investment (for 10 Years ended October 31, 2014)

ISI Strategy Fund - ISI Shares: $20,139
Consumer Price Index: $12,499
Dow Jones Wilshire 5000 (Full Cap) Index: $23,161
$25,000
$20,000
$15,000
$10,000
$5,000
$23,161
$20,139
$12,499
10/31/2004
10/31/2005
10/31/2006
10/31/2007
10/31/2008
10/31/2009
10/31/2010
10/31/2011
10/31/2012
10/31/2013
10/31/2014

14	www.isifunds.com

ISI Strategy Fund, Inc.	Performance Comparison1
October 31, 2014 (Unaudited)

	Cumulative Total Returns (With Sales Charge)					Average Annual Total Returns (With Sales Charge)
Periods Ended October 31, 2014	1 Year	3 Years	5 Years	10 Years	Since Inception2	1 Year	3 Years	5 Years	10 Years	Since Inception2
ISI Strategy Fund	9.09%	51.01%	83.85%	101.39%	173.93%	9.09%	14.73%	12.95%	7.25%	6.06%
DJ Wilshire 5000 (Full Cap) Index3	15.78%	71.10%	119.79%	131.61%	208.17%	15.78%	19.60%	17.06%	8.76%	6.80%
Consumer Price Index4	1.70%	4.98%	9.95%	24.99%	42.42%	1.70%	1.63%	1.92%	2.26%	2.09%

1
Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes the Fund’s maximum 3.00% sales charge.

2	The Fund’s inception date is September 16, 1997. Benchmark returns are for the periods beginning September 30, 1997.

3
The DJ Wilshire 5000 (Full Cap) Index is an unmanaged index that represents the broadest measure of the US equity market. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund’s returns.

4	The Consumer Price Index is a widely used measure of inflation.

Expense Ratio Information as of:	October 31, 2014
Gross Expense Ratio	1.21%

Annual Report | October 31, 2014	15

ISI Funds	Shareholder Expense Examples
October 31, 2014 (Unaudited)

As a shareholder of the Funds, you incur two types of cost: (1) transaction costs, including sales charges (loads); and (2) ongoing costs, including management fees, Rule 12b-1 distribution/shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables below are based on an investment of $1,000 made at the beginning of the period (May 1, 2014) shown and held for the entire period (October 31, 2014).

Actual Expenses – “Actual Return” in the following table provides information about actual account values and actual expenses. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid During Period” column to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – “Hypothetical Returns” in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return of each Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, “Hypothetical Returns” in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

16	www.isifunds.com

ISI Funds	Shareholder Expense Examples
October 31, 2014 (Unaudited)

Total Return U.S. Treasury Fund, Inc.
	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period(1)	Annualized Expense Ratio
Based on Actual Fund Return	$1,000.00	$1,009.40	$5.37	1.06%
Based on Hypothetical 5% Return	$1,000.00	$1,019.86	$5.40	1.06%

Managed Municipal Fund, Inc. - Class A
	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period(1)	Annualized Expense Ratio
Based on Actual Fund Return	$1,000.00	$1,015.30	$5.89	1.16%
Based on Hypothetical 5% Return	$1,000.00	$1,019.36	$5.90	1.16%

Managed Municipal Fund, Inc. - Class I
	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period(1)	Annualized Expense Ratio
Based on Actual Fund Return	$1,000.00	$1,016.60	$4.68	0.92%
Based on Hypothetical 5% Return	$1,000.00	$1,020.57	$4.69	0.92%

North American Government Bond Fund, Inc. - Class A
	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period(1)	Annualized Expense Ratio
Based on Actual Fund Return	$1,000.00	$999.40	$6.70	1.33%
Based on Hypothetical 5% Return	$1,000.00	$1,018.50	$6.77	1.33%

North American Government Bond Fund, Inc. - Class C
	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period(1)	Annualized Expense Ratio
Based on Actual Fund Return	$1,000.00	$995.60	$9.31	1.85%
Based on Hypothetical 5% Return	$1,000.00	$1,015.88	$9.40	1.85%

Annual Report | October 31, 2014	17

ISI Funds	Shareholder Expense Examples
October 31, 2014 (Unaudited)

North American Government Bond Fund, Inc. - Class I
	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period(1)	Annualized Expense Ratio
Based on Actual Fund Return	$1,000.00	$999.60	$4.74	0.94%
Based on Hypothetical 5% Return	$1,000.00	$1,020.47	$4.79	0.94%

ISI Strategy Fund, Inc.
	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period(1)	Annualized Expense Ratio
Based on Actual Fund Return	$1,000.00	$1,059.20	$6.75	1.30%
Based on Hypothetical 5% Return	$1,000.00	$1,018.65	$6.61	1.30%

(1)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the half-year period).

18	www.isifunds.com

ISI Funds	Portfolio Profiles
October 31, 2014 (Unaudited)

Portfolio Profiles (as a % of Net Assets)

Total Return U.S. Treasury Fund, Inc.
U.S. Treasury Obligations	99.33%
Cash, Cash Equivalents, & Other Net Assets	0.67%
100.00%

Managed Municipal Fund, Inc.
Aaa Municipal Obligations*	74.78%
Aa Municipal Obligations*	8.83%
NR Municipal Obligations*	0.56%
U.S. Treasury Obligations	4.94%
Cash, Cash Equivalents, & Other Net Assets	10.89%
100.00%

*	Ratings are based on Moody’s Investors Service, Inc.

North American Government Bond Fund, Inc.
Canadian Securities	18.55%
Mexican Securities	18.14%
U.S. Treasury Obligations	61.73%
Cash, Cash Equivalents, & Other Net Assets	1.58%
100.00%

ISI Strategy Fund, Inc.
Consumer Discretionary	10.41%
Consumer Staples	7.94%
Energy	6.58%
Financials	16.59%
Health Care	13.69%
Industrials	8.62%
Information Technology	16.83%
Materials	2.67%
Telecommunication Services	3.00%
Utilities	3.14%
U.S. Treasury Obligations	10.26%
Cash, Cash Equivalents, & Other Net Assets	0.27%
100.00%

Annual Report | October 31, 2014	19

Total Return U.S. Treasury Fund, Inc.	Schedule of Investments
October 31, 2014

	Interest	Maturity	Principal
Security	Rate	Date	Amount	Value
U.S. TREASURY OBLIGATIONS - 85.55%
U.S. Treasury Notes	1.250%	01/31/19	$15,735,000	$15,601,001
U.S. Treasury Notes	1.500%	01/31/19	1,550,000	1,553,027
U.S. Treasury Bonds	3.750%	11/15/18	360,000	393,553
U.S. Treasury Bonds	8.125%	08/15/19	10,000,000	13,036,720
U.S. Treasury Bonds	8.750%	08/15/20	11,000,000	15,220,392

Total U.S. Treasury Obligations (Cost $43,787,061)				$45,804,693

U.S. TREASURY BILLS - 13.78%
U.S. Treasury Bills1	0.016%	02/05/15	$425,000	$424,981
U.S. Treasury Bills1	0.031%	11/06/14	6,950,000	6,950,000

Total U.S. Treasury Bills (Cost $7,374,942)				$7,374,981

Total Investments - 99.33% (Cost $51,162,003)*				$53,179,674
Other Assets In Excess Of Liabilities - 0.67%				357,373
Net Assets - 100.00%				$53,537,047

1	Interest rate presented is effective yield to maturity.
*	Cost for Federal income tax purposes is $51,162,003 and net unrealized appreciation on a tax basis consists of:

Gross Unrealized Appreciation	$2,150,124
Gross Unrealized Depreciation	(132,453)
Net Unrealized Appreciation	$2,017,671

See Notes to Financial Statements.
20	www.isifunds.com

Managed Municipal Fund, Inc.	Schedule of Investments
October 31, 2014

Security	Interest Rate	Maturity Date	Ratings (Moody's/ S&P)1	Principal Amount	Value
MUNICIPAL BONDS - 84.17%
General Obligation- 36.36%
Baltimore County, MD	4.000%	08/01/22	Aaa/AAA	$1,665,000	$1,867,680
City of Columbus, OH, Series 1	4.000%	07/01/29	Aaa/AAA	500,000	544,465
Delaware State	4.000%	03/01/31	Aaa/AAA	2,000,000	2,160,120
Delaware State, Series A	3.000%	08/01/26	Aaa/AAA	1,500,000	1,545,960
Delaware State, Series B	3.000%	07/01/19	Aaa/AAA	1,400,000	1,525,664
Georgia State, Series B	4.250%	04/01/25	Aaa/AAA	1,120,000	1,206,363
Mecklenburg County, NC	3.500%	02/01/26	Aaa/AAA	2,000,000	2,198,940
Oregon State, State Property, ODOT Building, Series K	5.000%	05/01/30	Aa1/AA+	1,915,000	2,196,256
Prince Georges County, MD, Public Improvements	4.125%	07/15/26	Aaa/AAA	2,000,000	2,137,520
Utah State, Series A	5.000%	07/01/23	Aaa/AAA	2,785,000	3,360,020
Wake County, NC, Series A	3.000%	05/01/29	Aaa/AAA	2,525,000	2,520,581
Washington State, Motor Vehicle Fuel Tax, Series E	4.000%	02/01/36	Aa1/AA+	2,000,000	2,079,720
Washington, MD, Suburban Sanitation District, Public Improvements	3.000%	06/01/26	Aaa/AAA	2,000,000	2,049,980
					$25,393,269
Prerefunded2 Issues- 34.06%
Fairfax County, VA, Water Authority Water Revenue, 04/01/2017 @ 100	4.500%	04/01/27	NR/NR	$355,000	$389,609
Georgia State, Series G, 1/1/99 @ 100	4.125%	10/01/23	Aaa/AA+	2,000,000	2,128,400
Henrico County, VA, Public Improvements, 07/15/15 @ 100	4.250%	07/15/24	Aaa/AAA	2,830,000	2,912,240
Kansas State, Development Finance Authority, DW-1, 04/01/17 @ 100	3.125%	04/01/22	Aaa/AAA	2,975,000	3,160,521
Kansas State, Development Finance Authority, DW-1, 1/1/99 @ 100	3.000%	04/01/20	Aaa/AAA	2,865,000	2,977,022
Maryland State, Capital Improvements, Series A, 02/15/15 @ 100	4.000%	02/15/20	Aaa/AAA	4,000,000	4,044,919
Tennessee State, Series A, 05/01/17 @ 100	5.000%	05/01/26	Aaa/AA+	500,000	555,945
Tennessee State, Series A, 05/01/17 @ 100	5.000%	05/01/27	Aaa/AA+	2,075,000	2,307,172

See Notes to Financial Statements.
Annual Report | October 31, 2014	21

Managed Municipal Fund, Inc.	Schedule of Investments
October 31, 2014

Security	Interest Rate	Maturity Date	Ratings (Moody's/ S&P)1	Principal Amount	Value
MUNICIPAL BONDS - 84.17% (continued)
Prerefunded2 Issues- 34.06% (continued)
Virginia State, Series B, 06/01/16 @ 100	4.250%	06/01/26	Aaa/AAA	$2,500,000	$2,651,625
Washington, MD, Suburban Sanitation District, Water Supply, 06/01/16 @ 100	4.250%	06/01/26	Aaa/AAA	2,500,000	2,657,100
					$23,784,553
Revenue Bonds- 13.75%
Fairfax County, VA, Water Authority Water Revenue	4.500%	04/01/27	Aaa/AAA	$2,145,000	$2,265,656
Gwinnett County, GA, Water & Sewerage Authority, Series A	4.000%	08/01/28	Aaa/AAA	2,000,000	2,125,680
North Carolina State, Series B	5.000%	06/01/26	Aa1/AA+	1,500,000	1,891,335
Virginia State, Resources Authority Clean Water Revenue	4.500%	10/01/28	Aaa/AAA	3,000,000	3,322,050
					$9,604,721

Total Municipal Bonds (Cost $55,608,539)					$58,782,543

U.S. TREASURY BILLS - 4.94%
U.S. Treasury Bills3	0.016%	02/05/15	-	$2,450,000	$2,449,951
U.S. Treasury Bills3	0.017%	11/06/14	-	200,000	200,000
U.S. Treasury Bills3	0.098%	10/15/15	-	800,000	799,328

Total U.S. Treasury Bills (Cost $3,449,136)					$3,449,279

Total Investments - 89.11% (Cost $59,057,675)*					$62,231,822
Other Assets In Excess Of Liabilities - 10.89%					7,606,056
Net Assets - 100.00%					$69,837,878

1
Moody's Municipal Bond Ratings:
     Aaa   Judged to be of best quality.
     Aa     Judged to be of high quality by all standards.  Issues are sometimes denoted with a 1, 2, or 3,  which dentoe a high, medium or low ranking within the ranking.
     NR    Bond is not rated by this rating organization.
S&P Municipal Bond Ratings:
     AAA  Of the highest quality.
     AA    The second strongest capacity of payment of debt services.  Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.
     NR    Bond is not rated by this rating organization.

See Notes to Financial Statements.
22	www.isifunds.com

Managed Municipal Fund, Inc.	Schedule of Investments
October 31, 2014

2
Prerefunded:  Bonds which are prerefunded are collateralized by U.S. Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

3	Interest rate presented is effective yield to maturity.
*	Cost for Federal income tax purposes is $59,057,675 and net unrealized appreciation on a tax basis consists of:

Gross Unrealized Appreciation	$3,225,505
Gross Unrealized Depreciation	(51,358)
Net Unrealized Appreciation	$3,174,147

See Notes to Financial Statements.
Annual Report | October 31, 2014	23

North American Government Bond Fund, Inc.	Schedule of Investments
October 31, 2014

	Interest	Maturity		Principal
Security	Rate	Date		Amount1	Value
CANADIAN SECURITIES - 18.55%
Canadian Government Bonds	1.000%	05/01/15	CAD	3,100,000	$2,751,011
Canadian Government Bonds	1.000%	05/01/16		5,000,000	4,435,695
Canadian Government Bonds	1.500%	02/01/17		2,000,000	1,791,757
Canadian Government Bonds	4.000%	06/01/17		4,500,000	4,292,618

Total Canadian Securities (Cost $14,022,944)					$13,271,081

MEXICAN SECURITIES - 18.14%
Mexican Bonos2	7.250%	12/15/16	MXN	70,000,000	$5,570,531
Mexican Bonos2	7.750%	12/14/17		37,057,500	3,025,964
Mexican Bonos2	8.000%	12/17/15		37,407,000	2,922,517
Mexican Bonos2	8.500%	12/13/18		17,270,000	1,458,461

Total Mexican Securities (Cost $13,936,344)					$12,977,473

U.S. TREASURY OBLIGATIONS - 60.87%
U.S. Treasury Notes	1.500%	01/31/19		$3,150,000	$3,156,152
U.S. Treasury Notes	1.625%	07/31/19		2,990,000	2,997,009
U.S. Treasury Notes	2.250%	07/31/21		2,880,000	2,923,200
U.S. Treasury Bonds	2.625%	08/15/20		1,000,000	1,043,125
U.S. Treasury Bonds	8.125%	08/15/19		3,000,000	3,911,016
U.S. Treasury Bonds	8.500%	02/15/20		6,000,000	8,079,372
U.S. Treasury Bonds	8.750%	05/15/17		8,000,000	9,606,871
U.S. Treasury Bonds	8.750%	08/15/20		2,300,000	3,182,446
U.S. Treasury Bonds	8.875%	08/15/17		7,075,000	8,632,604

Total U.S. Treasury Obligations (Cost $41,494,143)					$43,531,795

U.S. TREASURY BILLS - 0.86%
U.S. Treasury Bills3	0.028%	03/05/15		$615,000	$614,922

Total U.S. Treasury Bills (Cost $614,940)					$614,922

Total Investments - 98.42% (Cost $70,068,371)*					$70,395,271
Other Assets In Excess Of Liabilities - 1.58%					1,132,180
Net Assets - 100.00%					$71,527,451

CAD	Canadian Dollar
MXN	Mexican Peso

See Notes to Financial Statements.
24	www.isifunds.com

North American Government Bond Fund, Inc.	Schedule of Investments
October 31, 2014

1	Principal Amount is shown in U.S. dollars unless otherwise noted.
2	Bonos are fixed rate, local currency-denominated coupon bonds issued by the Mexican government.
3	Interest rate presented is effective yield to maturity.
*	Cost for Federal income tax purposes is $70,076,036 and net unrealized appreciation on a tax basis consists of:

Gross Unrealized Appreciation	$2,060,516
Gross Unrealized Depreciation	(1,741,281)
Net Unrealized Appreciation*	$319,235

*	The amount shown of $319,235 does not include the tax adjustment of $(7,813) for unrealized depreciation on foreign exchange contracts.

See Notes to Financial Statements.
Annual Report | October 31, 2014	25

ISI Strategy Fund, Inc.	Schedule of Investments
October 31, 2014

Security	Shares	Value
COMMON STOCKS - 89.47%
Consumer Discretionary - 10.41%
Auto Components - 0.52%
Federal-Mogul Holdings Corp.*	235	$3,668
Gentex Corp.	5,760	188,582
Lear Corp.	3,250	300,626
		492,876
Automobiles - 0.64%
Ford Motor Co.	17,115	241,150
General Motors Co.	11,735	368,479
		609,629
Diversified Consumer Services - 0.43%
Apollo Education Group, Inc.*	7,540	216,097
DeVry Education Group, Inc.	2,830	137,000
Service Corp. International	2,490	54,456
		407,553
Hotels, Restaurants & Leisure - 1.85%
Brinker International, Inc.	900	48,276
Darden Restaurants, Inc.	1,130	58,511
Denny's Corp.*	4,730	40,773
Domino's Pizza, Inc.	1,690	150,055
Dunkin' Brands Group, Inc.	2,480	112,790
Hyatt Hotels Corp. - Class A*	2,905	172,034
Jack in the Box, Inc.	1,010	71,750
Marriott International, Inc. - Class A	2,606	197,405
McDonald's Corp.	3,072	287,939
MGM Resorts International*	3,878	90,164
Six Flags Entertainment Corp.	3,900	157,170
Wyndham Worldwide Corp.	3,355	260,583

Security	Shares	Value
COMMON STOCKS - 89.47% (continued)
Consumer Discretionary - 10.41% (continued)
Hotels, Restaurants & Leisure - 1.85% (continued)
Yum! Brands, Inc.	1,440	$103,435
		1,750,885
Household Durables - 0.46%
Jarden Corp.*	4,035	262,639
Newell Rubbermaid, Inc.	5,265	175,482
		438,121
Internet & Catalog Retail - 0.40%
Liberty Interactive Corp. - Class A*	12,115	316,686
Liberty Ventures - Series A*	1,722	60,442
		377,128
Leisure Products - 0.11%
Mattel, Inc.	3,216	99,921

Media - 3.74%
Cablevision Systems Corp. - New York Group - Class A	17,608	327,861
Comcast Corp. - Class A	7,400	409,590
DIRECTV*	7,855	681,734
Interpublic Group of Cos, Inc. (The)	7,100	137,669
John Wiley & Sons, Inc. - Class A	2,575	150,354
Lamar Advertising Co. - Class A	1,930	99,685
Omnicom Group, Inc.	2,210	158,811
Scholastic Corp.	850	29,589
Thomson Reuters Corp.	5,140	191,311
Time Warner Cable, Inc.	3,730	549,093
Time Warner, Inc.	2,655	210,993
Time, Inc.*	331	7,477
Viacom, Inc. - Class B	1,230	89,396

See Notes to Financial Statements.
26	www.isifunds.com

ISI Strategy Fund, Inc.	Schedule of Investments
October 31, 2014

Security	Shares	Value
COMMON STOCKS - 89.47% (continued)
Consumer Discretionary - 10.41% (continued)
Media - 3.74% (continued)
Walt Disney Co. (The)	5,378	$491,442
		3,535,005
Multi-Line Retail - 0.56%
Kohl's Corp.	3,950	214,169
Nordstrom, Inc.	2,415	175,353
Target Corp.	2,266	140,084
		529,606
Specialty Retail - 1.48%
AutoNation, Inc.*	1,000	57,260
AutoZone, Inc.*	230	127,310
GameStop Corp. - Class A	1,490	63,712
Gap, Inc. (The)	2,439	92,414
Home Depot, Inc. (The)	3,437	335,176
Lowe's Cos., Inc.	4,525	258,830
Staples, Inc.	25,490	323,213
Systemax, Inc.*	1,031	15,774
TJX Cos, Inc. (The)	1,240	78,517
Wet Seal, Inc. (The) - Class A*	5,200	1,768
Zumiez, Inc.*	1,370	45,731
		1,399,705
Textiles, Apparel & Luxury Goods - 0.22%
NIKE, Inc. - Class B	2,205	204,999

Consumer Staples - 7.94%
Beverages - 1.54%
Coca-Cola Bottling Co.	580	52,455
Coca-Cola Co. (The)	13,860	580,457
Coca-Cola Enterprises, Inc.	5,555	240,809
Dr Pepper Snapple Group, Inc.	3,743	259,203
PepsiCo, Inc.	3,309	318,227
		1,451,151
Food & Staples Retailing - 2.36%
CVS Health Corp.	7,345	630,274
Kroger Co. (The)	2,120	118,105

Security	Shares	Value
COMMON STOCKS - 89.47% (continued)
Consumer Staples - 7.94% (continued)
Food & Staples Retailing - 2.36% (continued)
Rite Aid Corp.*	5,080	$26,670
Safeway, Inc.	2,960	103,186
Walgreen Co.	4,460	286,421
Wal-Mart Stores, Inc.	14,047	1,071,365
		2,236,021
Food Products - 1.77%
Bunge Ltd.	4,770	422,860
Campbell Soup Co.	1,420	62,721
ConAgra Foods, Inc.	450	15,458
General Mills, Inc.	3,091	160,608
Kraft Foods Group, Inc.	2,196	123,745
McCormick & Co., Inc. - Non-Voting Shares	1,118	79,065
Mondelez International, Inc. - Class A	11,775	415,186
Pinnacle Foods, Inc.	1,490	50,362
Sanderson Farms, Inc.	1,320	110,854
TreeHouse Foods, Inc.*	1,390	118,386
Tyson Foods, Inc. - Class A	2,970	119,840
		1,679,085
Household Products - 1.09%
Colgate-Palmolive Co.	105	7,022
Harbinger Group, Inc.*	6,210	81,599
Kimberly-Clark Corp.	250	28,568
Procter & Gamble Co. (The)	10,418	909,179
		1,026,368
Personal Products - 0.16%
Avon Products, Inc.	11,250	117,000
Revlon, Inc. - Class A*	930	31,899
		148,899

See Notes to Financial Statements.
Annual Report | October 31, 2014	27

ISI Strategy Fund, Inc.	Schedule of Investments
October 31, 2014

Security	Shares	Value
COMMON STOCKS - 89.47% (continued)
Consumer Staples - 7.94% (continued)
Tobacco - 1.02%
Altria Group, Inc.	9,760	$471,799
Philip Morris International, Inc.	4,192	373,130
Reynolds American, Inc.	1,851	116,446
		961,375

Energy - 6.58%
Energy Equipment & Services - 1.11%
Basic Energy Services, Inc.*	2,362	30,470
Cameron International Corp.*	1,270	75,629
Halliburton Co.	5,440	299,962
Matrix Service Co.*	1,850	46,361
Patterson-UTI Energy, Inc.	2,710	62,411
RPC, Inc.	7,200	118,080
Schlumberger Ltd.	4,102	404,703
Seventy Seven Energy, Inc.*	543	7,097
Unit Corp.*	60	2,905
		1,047,618
Oil, Gas & Consumable Fuels - 5.47%
Anadarko Petroleum Corp.	586	53,783
Chevron Corp.	6,871	824,176
ConocoPhillips	6,370	459,596
Denbury Resources, Inc.	5,770	71,548
Devon Energy Corp.	3,263	195,780
Exxon Mobil Corp.	17,923	1,733,332
Green Plains, Inc.	1,010	34,542
Hess Corp.	1,610	136,544
Kinder Morgan, Inc.	9,715	375,971
Marathon Oil Corp.	4,000	141,600
Marathon Petroleum Corp.	2,945	267,701
Occidental Petroleum Corp.	3,300	293,469

Security	Shares	Value
COMMON STOCKS - 89.47% (continued)
Energy - 6.58% (continued)
Oil, Gas & Consumable Fuels - 5.47% (continued)
Phillips 66	3,910	$306,935
SM Energy Co.	216	12,161
Southwestern Energy Co.*	8,105	263,494
		5,170,632

Financials - 16.59%
Banks - 4.71%
Bank of America Corp.	32,321	554,628
BB&T Corp.	6,065	229,742
Citigroup, Inc.	7,175	384,078
Cullen/Frost Bankers, Inc.	2,588	209,136
CVB Financial Corp.	4,920	77,638
Enterprise Financial Services Corp.	1,010	19,039
Fifth Third Bancorp	4,255	85,057
JPMorgan Chase & Co.	16,556	1,001,308
MB Financial, Inc.	2,160	68,148
Pinnacle Financial Partners, Inc.	1,760	68,992
PNC Financial Services Group, Inc. (The)	1,200	103,668
Popular, Inc.*	2,830	90,220
SVB Financial Group*	1,160	129,908
TCF Financial Corp.	1,969	30,421
United Community Banks, Inc.	3,040	54,811
US Bancorp	5,760	245,376
Washington Trust Bancorp, Inc.	700	26,859
Webster Financial Corp.	2,460	77,096
Wells Fargo & Co.	18,668	991,084
		4,447,209

See Notes to Financial Statements.
28	www.isifunds.com

ISI Strategy Fund, Inc.	Schedule of Investments
October 31, 2014

Security	Shares	Value
COMMON STOCKS - 89.47% (continued)
Financials - 16.59% (continued)
Capital Markets - 1.77%
Ameriprise Financial, Inc.	1,830	$230,891
Bank of New York Mellon Corp. (The)	7,535	291,755
Charles Schwab Corp. (The)	2,325	66,658
E*TRADE Financial Corp.*	1,420	31,666
Franklin Resources, Inc.	1,000	55,610
Goldman Sachs Group, Inc. (The)	1,000	189,990
Investment Technology Group, Inc.*	2,130	38,191
Legg Mason, Inc.	5,040	262,080
Morgan Stanley	6,955	243,077
Raymond James Financial, Inc.	1,620	90,931
State Street Corp.	2,305	173,935
		1,674,784
Consumer Finance - 1.09%
American Express Co.	4,955	445,702
Capital One Financial Corp.	1,700	140,709
Discover Financial Services	5,165	329,424
Santander Consumer USA Holdings, Inc.	6,370	117,845
		1,033,680
Diversified Financial Services - 1.23%
Berkshire Hathaway, Inc. - Class B*	6,986	979,157
MSCI, Inc.	3,945	184,074
		1,163,231
Insurance - 4.32%
Aflac, Inc.	2,515	150,221

Security	Shares	Value
COMMON STOCKS - 89.47% (continued)
Financials - 16.59% (continued)
Insurance - 4.32% (continued)
Allstate Corp. (The)	2,195	$142,346
American International Group, Inc.	4,125	220,976
American National Insurance Co.	240	27,379
Aspen Insurance Holdings Ltd.	4,570	199,389
Assurant, Inc.	5,000	341,099
Assured Guaranty Ltd.	12,760	294,501
Chubb Corp. (The)	1,150	114,264
Cincinnati Financial Corp.	362	18,270
Erie Indemnity Co. - Class A	3,236	274,639
FBL Financial Group, Inc. - Class A	900	44,622
First American Financial Corp.	3,380	102,482
Hanover Insurance Group, Inc. (The)	1,220	81,667
Kemper Corp.	3,890	143,347
Lincoln National Corp.	1,000	54,760
Loews Corp.	3,025	131,890
MBIA, Inc.*	8,580	83,741
Mercury General Corp.	999	53,067
Montpelier Re Holdings Ltd.	2,550	84,507
Old Republic International Corp.	18,170	268,371
PartnerRe Ltd.	743	85,958
Platinum Underwriters Holdings Ltd.	1,430	89,561
Principal Financial Group, Inc.	5,195	272,062

See Notes to Financial Statements.
Annual Report | October 31, 2014	29

ISI Strategy Fund, Inc.	Schedule of Investments
October 31, 2014

Security	Shares	Value
COMMON STOCKS - 89.47% (continued)
Financials - 16.59% (continued)
Insurance - 4.32% (continued)
Progressive Corp. (The)	3,910	$103,263
Prudential Financial, Inc.	1,090	96,509
RenaissanceRe Holdings Ltd.	2,895	299,140
RLI Corp.	2,040	101,164
Unum Group	3,933	131,598
Validus Holdings Ltd.	1,730	68,819
		4,079,612
Real Estate Investment Trusts - 2.79%
AG Mortgage Investment Trust, Inc.	1,980	37,759
Altisource Residential Corp.	1,750	40,635
American Capital Agency Corp.	4,040	91,870
American Capital Mortgage Investment Corp.	3,700	72,483
American Tower Corp.	1,640	159,900
Apollo Commercial Real Estate Finance, Inc. - REIT	3,240	53,266
Apollo Residential Mortgage, Inc.	2,240	37,363
Ashford Hospitality Prime, Inc. - REIT	1,000	17,330
Capstead Mortgage Corp. - REIT	6,670	84,776
Chatham Lodging Trust	1,840	47,141
Chimera Investment Corp.	71,750	223,860

Security	Shares	Value
COMMON STOCKS - 89.47% (continued)
Financials - 16.59% (continued)
Real Estate Investment Trusts - 2.79% (continued)
Cousins Properties, Inc. - REIT	1,000	$13,010
Crown Castle International Corp.	1,000	78,120
CYS Investments, Inc. - REIT	11,210	100,105
Equity LifeStyle Properties, Inc.	1,801	88,429
FelCor Lodging Trust, Inc.	1,806	19,378
Getty Realty Corp. - REIT	2,340	43,547
Government Properties Income Trust	4,780	109,080
Healthcare Trust of America, Inc. - Class A, REIT	4,110	52,772
MFA Financial, Inc. - REIT	25,675	215,157
National Health Investors, Inc.	1,580	104,138
Parkway Properties, Inc.	1,000	20,050
Plum Creek Timber Co., Inc.	1,079	44,250
Potlatch Corp. - REIT	1,410	62,026
Public Storage	510	94,013
Sabra Health Care, Inc. - REIT	3,290	93,995
Strategic Hotels & Resorts, Inc.*	2,870	36,880
Two Harbors Investment Corp. - REIT	24,500	248,184
Ventas, Inc.	410	28,089

See Notes to Financial Statements.
30	www.isifunds.com

ISI Strategy Fund, Inc.	Schedule of Investments
October 31, 2014

Security	Shares	Value
COMMON STOCKS - 89.47% (continued)
Financials - 16.59% (continued)
Real Estate Investment Trusts - 2.79% (continued)
Washington Real Estate Investment Trust	3,810	$107,671
Weingarten Realty Investors	5,900	213,875
		2,639,152
Real Estate Management & Development - 0.46%
CBRE Group, Inc. - Class A*	4,890	156,480
Jones Lang LaSalle, Inc.	2,070	279,885
		436,365
Thrifts & Mortgage Finance - 0.22%
Capitol Federal Financial, Inc.	7,400	94,793
MGIC Investment Corp.*	2,930	26,136
Radian Group, Inc.	3,990	67,232
United Financial Bancorp, Inc.	1,590	22,308
		210,469

Health Care - 13.69%
Biotechnology - 2.07%
Amgen, Inc.	3,473	563,251
Biogen Idec, Inc.*	1,000	321,080
Celgene Corp.*	2,040	218,464
Gilead Sciences, Inc.*	7,195	805,840
United Therapeutics Corp.*	400	52,388
		1,961,023
Health Care Equipment & Supplies - 2.03%
Abbott Laboratories	8,881	387,123
Alere, Inc.*	776	31,017

Security	Shares	Value
COMMON STOCKS - 89.47% (continued)
Health Care - 13.69% (continued)
Health Care Equipment & Supplies - 2.03% (continued)
Baxter International, Inc.	422	$29,599
Boston Scientific Corp.*	45,589	605,422
Hologic, Inc.*	18,365	480,979
Masimo Corp.*	3,010	75,972
Medtronic, Inc.	2,555	174,149
STERIS Corp.	1,388	85,778
West Pharmaceutical Services, Inc.	1,010	51,763
		1,921,802
Health Care Providers & Services - 4.29%
AmerisourceBergen Corp.	2,535	216,514
Cigna Corp.	2,910	289,749
DaVita HealthCare Partners, Inc.*	3,200	249,824
Express Scripts Holding Co.*	8,411	646,132
HCA Holdings, Inc.*	5,615	393,331
Health Net, Inc.*	1,440	68,414
HealthSouth Corp.	2,260	91,146
Humana, Inc.	1,840	255,484
Kindred Healthcare, Inc.	2,110	45,893
Laboratory Corp. of America Holdings*	2,605	284,700
LifePoint Hospitals, Inc.*	1,610	112,700
Magellan Health Services, Inc.*	1,780	107,726
McKesson Corp.	1,040	211,546
PharMerica Corp.*	1,480	42,461
Quest Diagnostics, Inc.	2,815	178,640
Select Medical Holdings Corp.	9,140	131,799

See Notes to Financial Statements.
Annual Report | October 31, 2014	31

ISI Strategy Fund, Inc.	Schedule of Investments
October 31, 2014

Security	Shares	Value
COMMON STOCKS - 89.47% (continued)
Health Care - 13.69% (continued)
Health Care Providers & Services - 4.29% (continued)
Team Health Holdings, Inc.*	2,080	$130,083
Tenet Healthcare Corp.*	2,213	124,039
UnitedHealth Group, Inc.	1,600	152,016
WellCare Health Plans, Inc.*	1,000	67,870
WellPoint, Inc.	2,011	254,774
		4,054,841
Health Care Technology - 0.01%
Omnicell, Inc.*	270	8,724

Life Science Tools & Services - 0.15%
Thermo Fisher Scientific, Inc.	1,220	143,435

Pharmaceuticals - 5.14%
AbbVie, Inc.	4,431	281,191
Bristol-Myers Squibb Co.	6,018	350,187
Eli Lilly & Co.	2,190	145,263
Endo International plc*	3,040	203,437
Hospira, Inc.*	2,960	158,952
Johnson & Johnson	9,790	1,055,166
Lannett Co. Inc*	2,480	140,666
Merck & Co., Inc.	13,787	798,819
Mylan, Inc.*	5,515	295,328
Pfizer, Inc.	47,635	1,426,668
		4,855,677

Industrials - 8.62%
Aerospace & Defense - 2.33%
Boeing Co. (The)	1,120	139,899
Curtiss-Wright Corp.	1,736	120,149
Exelis, Inc.	4,570	81,575
General Dynamics Corp.	2,770	387,135
Honeywell International, Inc.	3,025	290,763

Security	Shares	Value
COMMON STOCKS - 89.47% (continued)
Industrials - 8.62% (continued)
Aerospace & Defense - 2.33% (continued)
Huntington Ingalls Industries, Inc.	598	$63,280
Lockheed Martin Corp.	1,210	230,590
Northrop Grumman Corp.	1,000	137,960
Precision Castparts Corp.	1,000	220,700
Raytheon Co.	1,422	147,717
Spirit AeroSystems Holdings, Inc. - Class A*	2,125	83,598
United Technologies Corp.	2,679	286,653
Vectrus, Inc.*	253	6,183
		2,196,202
Air Freight & Logistics - 0.77%
FedEx Corp.	1,050	175,770
United Parcel Service, Inc. - Class B	5,270	552,876
		728,646
Airlines - 0.18%
Alaska Air Group, Inc.	800	42,584
United Continental Holdings, Inc.*	2,379	125,635
		168,219
Building Products - 0.13%
AO Smith Corp.	1,550	82,693
Griffon Corp.	1,470	18,066
Masco Corp.	1,000	22,070
		122,829
Commercial Services & Supplies - 0.96%
Brink's Co. (The)	1,780	37,380
Pitney Bowes, Inc.	8,107	200,567
Republic Services, Inc.	1,130	43,392
Rollins, Inc.	4,810	153,295
RR Donnelley & Sons Co.	12,870	224,581

See Notes to Financial Statements.
32	www.isifunds.com

ISI Strategy Fund, Inc.	Schedule of Investments
October 31, 2014

Security	Shares	Value
COMMON STOCKS - 89.47% (continued)
Industrials - 8.62% (continued)
Commercial Services & Supplies - 0.96% (continued)
United Stationers, Inc.	1,950	$81,452
Waste Management, Inc.	3,325	162,559
		903,226
Construction & Engineering - 0.07%
AECOM Technology Corp.*	304	9,895
Tutor Perini Corp.*	2,150	60,222
		70,117
Electrical Equipment - 0.34%
Babcock & Wilcox Co. (The)	2,470	70,642
Emerson Electric Co.	3,965	253,998
		324,640
Industrial Conglomerates - 1.06%
3M Co.	1,118	171,915
Danaher Corp.	2,835	227,934
General Electric Co.	23,155	597,630
		997,479
Machinery - 0.99%
AGCO Corp.	760	33,676
Allison Transmission Holdings, Inc.	1,750	56,840
Blount International, Inc.*	2,750	42,103
Caterpillar, Inc.	1,734	175,844
Deere & Co.	1,172	100,253
Graco, Inc.	1,360	106,760
Hillenbrand, Inc.	2,200	73,238
ITT Corp.	3,395	152,978
Meritor, Inc.*	6,840	78,592
Mueller Industries, Inc.	580	18,827
Stanley Black & Decker, Inc.	1,000	93,640
		932,751

Security	Shares	Value
COMMON STOCKS - 89.47% (continued)
Industrials - 8.62% (continued)
Professional Services - 0.44%
Dun & Bradstreet Corp. (The)	2,020	$248,076
Manpowergroup, Inc.	2,000	133,500
Verisk Analytics, Inc. - Class A*	560	34,916
		416,492
Road & Rail - 0.83%
Hertz Global Holdings, Inc.*	8,850	193,992
Landstar System, Inc.	2,000	148,020
Union Pacific Corp.	3,838	446,935
		788,947
Trading Companies & Distributors - 0.21%
GATX Corp.	1,400	88,760
United Rentals, Inc.*	1,000	110,060
		198,820
Transportation Infrastructure - 0.31%
Macquarie Infrastructure Co., LLC	4,130	295,873

Information Technology - 16.83%
Communications Equipment - 0.96%
Black Box Corp.	1,010	22,210
Brocade Communications Systems, Inc.	5,120	54,938
Cisco Systems, Inc.	13,730	335,972
CommScope Holding Co., Inc*	795	17,124
Comtech Telecommunica-tions Corp.	810	30,837
Harris Corp.	1,010	70,296
Juniper Networks, Inc.	3,580	75,431
Motorola Solutions, Inc.	1,700	109,650
NETGEAR, Inc.*	570	19,403

See Notes to Financial Statements.
Annual Report | October 31, 2014	33

ISI Strategy Fund, Inc.	Schedule of Investments
October 31, 2014

Security	Shares	Value
COMMON STOCKS - 89.47% (continued)
Information Technology - 16.83% (continued)
Communications Equipment - 0.96% (continued)
Polycom, Inc.*	4,420	$57,814
QUALCOMM, Inc.	1,495	117,372
		911,047
Electronic Equipment, Instruments & Components - 0.68%
Arrow Electronics, Inc.*	1,000	56,860
Corning, Inc.	4,954	101,210
CTS Corp.	1,403	25,815
Ingram Micro, Inc. - Class A*	3,570	95,819
Insight Enterprises, Inc.*	2,030	46,183
Itron, Inc.*	490	19,076
Jabil Circuit, Inc.	2,160	45,252
Plexus Corp.*	850	35,148
ScanSource, Inc.*	1,334	50,932
Tech Data Corp.*	2,179	130,129
Vishay Intertechnology, Inc.	2,800	37,828
		644,252
Internet Software & Services - 1.77%
EarthLink Holdings Corp.	5,930	21,229
eBay, Inc.*	2,370	124,425
Facebook, Inc. - Class A*	4,220	316,458
Google, Inc.*	1,986	1,110,333
VeriSign, Inc.*	1,650	98,604
		1,671,049
IT Services - 4.11%
Automatic Data Processing, Inc.	1,000	81,780
Booz Allen Hamilton Holding Corp.	10,430	274,831
CACI International, Inc. - Class A*	840	69,124
Computer Sciences Corp.	3,265	197,206

Security	Shares	Value
COMMON STOCKS - 89.47% (continued)
Information Technology - 16.83% (continued)
IT Services - 4.11% (continued)
Convergys Corp.	3,340	$67,368
DST Systems, Inc.	740	71,299
Fidelity National Information Services, Inc.	1,790	104,518
Fiserv, Inc.*	2,200	152,856
Global Payments, Inc.	4,307	346,714
iGATE Corp.*	1,280	47,424
International Business Machines Corp.	4,792	787,804
MasterCard, Inc. - Class A	1,960	164,150
MoneyGram International, Inc.*	4,040	34,744
Teradata Corp.*	1,569	66,400
Vantiv, Inc. - Class A*	11,280	348,778
Visa, Inc. - Class A	1,710	412,845
Western Union Co. (The)	13,464	228,349
Xerox Corp.	31,265	415,198
		3,871,388
Semiconductors & Semiconductor Equipment - 1.76%
Amkor Technology, Inc.*	5,190	35,188
Atmel Corp.*	2,550	18,921
Broadcom Corp. - Class A	8,050	337,134
Diodes, Inc.*	2,280	58,892
Freescale Semiconductor Ltd.*	5,730	113,970
Intel Corp.	10,249	348,569
Lam Research Corp.	4,200	327,012
ON Semiconductor Corp.*	15,535	128,785
PMC-Sierra, Inc.*	10,760	83,820

See Notes to Financial Statements.
34	www.isifunds.com

ISI Strategy Fund, Inc.	Schedule of Investments
October 31, 2014

Security	Shares	Value
COMMON STOCKS - 89.47% (continued)
Information Technology - 16.83% (continued)
Semiconductors & Semiconductor Equipment - 1.76% (continued)
Texas Instruments, Inc.	4,250	$211,055
		1,663,346
Software - 3.51%
Activision Blizzard, Inc.	5,300	105,735
CA, Inc.	3,489	101,390
CDK Global, Inc.*	333	11,189
Citrix Systems, Inc.*	2,960	190,121
Intuit, Inc.	2,055	180,861
Manhattan Associates, Inc.*	3,910	156,830
Microsoft Corp.	25,497	1,197,085
Nuance Communications, Inc.*	14,822	228,703
Oracle Corp.	20,639	805,953
Pegasystems, Inc.	1,360	29,471
Rovi Corp.*	1,000	20,880
Solera Holdings, Inc.	2,751	142,914
Symantec Corp.	5,945	147,555
		3,318,687
Technology Hardware, Storage & Peripherals - 4.04%
Apple, Inc.	25,648	2,769,984
Diebold, Inc.	3,730	132,154
EMC Corp.	2,010	57,747
Hewlett-Packard Co.	16,840	604,219
Lexmark International, Inc. - Class A	1,350	58,266
NCR Corp.*	2,300	63,641
Western Digital Corp.	1,400	137,718
		3,823,729

Materials - 2.67%
Chemicals - 1.30%
Ashland, Inc.	1,150	124,281

Security	Shares	Value
COMMON STOCKS - 89.47% (continued)
Materials - 2.67% (continued)
Chemicals - 1.30% (continued)
Cytec Industries, Inc.	2,728	$127,207
Dow Chemical Co. (The)	5,544	273,873
EI du Pont de Nemours & Co.	2,645	182,902
Mosaic Co. (The)	4,865	215,567
OMNOVA Solutions, Inc.*	840	5,905
RPM International, Inc.	3,923	177,712
W.R. Grace & Co.*	1,281	121,183
		1,228,630
Construction Materials - 0.07%
Vulcan Materials Co.	1,070	66,030

Containers & Packaging - 1.04%
Ball Corp.	1,888	121,644
Berry Plastics Group, Inc.*	2,040	53,081
Crown Holdings, Inc.*	8,585	411,479
Owens-Illinois, Inc.*	7,704	198,532
Sealed Air Corp.	5,575	202,094
		986,830
Metals & Mining - 0.26%
Alcoa, Inc.	2,560	42,906
Compass Minerals International, Inc.	1,375	117,809
Freeport-McMoRan, Inc.	2,151	61,304
TimkenSteel Corp.	500	20,290
		242,309

Telecommunication Services - 3.00%
Diversified Telecommunication Services - 2.76%
AT&T, Inc.	22,835	795,571
CenturyLink, Inc.	22,424	930,148
Cincinnati Bell, Inc.*	12,815	47,031

See Notes to Financial Statements.
Annual Report | October 31, 2014	35

ISI Strategy Fund, Inc.	Schedule of Investments
October 31, 2014

Security	Shares	Value
COMMON STOCKS - 89.47% (continued)
Telecommunication Services - 3.00% (continued)
Diversified Telecommunication Services - 2.76% (continued)
Level 3 Communications, Inc.*	2,500	$117,275
Verizon Communications, Inc.	14,370	722,093
		2,612,118
Wireless Telecommunication Services - 0.24%
Sprint Corp.*	38,385	227,623

Utilities - 3.14%
Electric Utilities - 1.29%
American Electric Power Co. Inc	730	42,588
Cleco Corp.	1,000	53,760
Duke Energy Corp.	2,520	207,018
Exelon Corp.	14,170	518,480
FirstEnergy Corp.	1,970	73,560
NextEra Energy, Inc.	1,100	110,242
Southern Co. (The)	1,765	81,825
UIL Holdings Corp.	1,000	41,140
Xcel Energy, Inc.	2,600	87,022
		1,215,635
Gas Utilities - 0.55%
AGL Resources, Inc.	1,000	53,910
Atmos Energy Corp.	4,920	260,760
ONE Gas, Inc.	425	16,129
Questar Corp.	6,679	161,031
UGI Corp.	780	29,398
		521,228
Independent Power and Renewable Energy Producers - 0.63%
AES Corp.	42,270	594,739

Multi-Utilities - 0.67%
Ameren Corp.	8,840	374,286
CenterPoint Energy, Inc.	3,380	82,979
Dominion Resources, Inc.	2,080	148,304

Security	Shares	Value
COMMON STOCKS - 89.47% (continued)
Utilities - 3.14% (continued)
Multi-Utilities - 0.67% (continued)
Wisconsin Energy Corp.	620	$30,789
		636,358

Total COMMON STOCKS
(Cost $62,507,103)		$84,575,820

See Notes to Financial Statements.
36	www.isifunds.com

ISI Strategy Fund, Inc.	Schedule of Investments
October 31, 2014

	Interest	Maturity	Principal
Security	Rate	Date	Amount	Value
U.S. TREASURY OBLIGATIONS - 8.36%
U.S. Treasury Notes	1.000%	03/31/17	$1,000,000	$1,007,188
U.S. Treasury Notes	2.000%	01/31/16	1,000,000	1,022,344
U.S. Treasury Bonds	1.750%	05/15/22	2,775,000	2,706,274
U.S. Treasury Bonds	2.625%	08/15/20	1,600,000	1,669,000
U.S. Treasury Bonds	8.125%	08/15/19	1,150,000	1,499,223

Total U.S. Treasury Obligations (Cost $7,915,241)				$7,904,029

U.S. TREASURY BILLS - 1.90%
U.S. Treasury Bills1	0.010%	12/04/14	$680,000	$680,001
U.S. Treasury Bills1	0.025%	03/05/15	1,115,000	1,114,859

Total U.S. Treasury Bills (Cost $1,794,901)				$1,794,860

Total Investments - 99.73% (Cost $72,217,245)**				$94,274,709
Other Assets In Excess Of Liabilities - 0.27%				257,353
Net Assets - 100.00%				$94,532,062

*	Non-Income Producing Security.
1	Interest rate presented is effective yield to maturity.
**	Cost for Federal income tax purposes is $72,300,821 and net unrealized appreciation on a tax basis consists of:

Gross Unrealized Appreciation	$23,403,256
Gross Unrealized Depreciation	(1,429,368)
Net Unrealized Appreciation	$21,973,888

See Notes to Financial Statements.
Annual Report | October 31, 2014	37

ISI Funds	Statements of Assets and Liabilities
October 31, 2014

	Total Return U.S. Treasury Fund, Inc.	Managed Municipal Fund, Inc.
ASSETS
Investments in securities:
At cost	$51,162,003	$59,057,675
At value (Note 1)	$53,179,674	$62,231,822
Cash	117,368	109,483
Interest receivable	438,041	600,463
Receivable for investment securities sold	–	7,035,793
Receivable for capital shares sold	565	207
Other assets	23,296	24,501
TOTAL ASSETS	53,758,944	70,002,269

LIABILITIES
Distributions payable	23,842	45,165
Payable for capital shares redeemed	105,888	3,420
Accrued investment advisory fees (Note 2)	10,580	24,054
Accrued distribution fees (Note 2)	11,461	13,334
Accrued transfer agent fees (Note 2)	10,849	9,039
Accrued administration fees (Note 2)	10,437	14,647
Accrued directors' fees (Note 2)	3,724	4,835
Accrued shareholder servicing fees (Note 2)	1,471	456
Other accrued expenses and liabilities	43,645	49,441
TOTAL LIABILITIES	221,897	164,391
NET ASSETS	$53,537,047	$69,837,878

NET ASSETS CONSIST OF:

Paid-in capital	$51,543,218	$66,829,222
Accumulated net investment loss	(23,842)	(1,689)
Accumulated net realized loss from investments	–	(163,802)
Net unrealized appreciation on investments	2,017,671	3,174,147
NET ASSETS	$53,537,047	$69,837,878

See Notes to Financial Statements.
38	www.isifunds.com

ISI Funds	Statements of Assets and Liabilities
October 31, 2014

	Total Return U.S. Treasury Fund, Inc.	Managed Municipal Fund, Inc.
SHARES OF CAPITAL STOCK OUTSTANDING OF $0.001 PAR VALUE
ISI Class A Shares (50,000,000 shares authorized)	–	5,795,267
ISI Class I Shares (5,000,000 shares authorized)	–	750,565
ISI Shares (115,000,000 shares authorized)	5,544,910	–

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
ISI Class A Shares (based on net assets of $61,869,062)	$–	$10.68
ISI Class I Shares (based on net assets of $7,968,816)	$–	$10.62
ISI Shares (based on net assets of $53,537,047)	$9.66	$–

MAXIMUM OFFERING PRICE VALUE PER SHARE(100/97) X NET ASSET VALUE PER SHARE
ISI Class A Shares	$–	$11.01
ISI Shares	$9.96	$–

See Notes to Financial Statements.
Annual Report | October 31, 2014	39

ISI Funds	Statements of Assets and Liabilities
October 31, 2014

	North American Government Bond Fund, Inc.	ISI Strategy Fund, Inc.
ASSETS
Investments in securities:
At cost	$70,068,371	$72,217,245
At value (Note 1)	$70,395,271	$94,274,709
Cash	220,585	174,515
Dividends and interest receivable, at value	1,159,905	122,642
Receivable for investment securities sold	–	138,349
Receivable for capital shares sold	2,361	33,641
Other assets	24,617	22,320
TOTAL ASSETS	71,802,739	94,766,176

LIABILITIES
Payable for investments purchased	–	37,400
Distributions payable	50,338	–
Payable for capital shares redeemed	72,483	38,791
Accrued investment advisory fees (Note 2)	26,023	30,818
Accrued distribution fees (Note 2)	31,008	19,261
Accrued transfer agent fees (Note 2)	17,827	13,449
Accrued administration fees (Note 2)	15,480	22,620
Accrued directors' fees (Note 2)	5,660	6,470
Accrued shareholder servicing fees (Note 2)	2,668	1,484
Other accrued expenses and liabilities	53,801	63,821
TOTAL LIABILITIES	275,288	234,114
NET ASSETS	$71,527,451	$94,532,062

NET ASSETS CONSIST OF:

Paid-in capital	$71,266,366	$66,948,417
Accumulated net investment loss	(50,338)	(2,704)
Accumulated net realized gain/(loss) from investments and foreign currency transactions	(7,665)	5,528,885
Net unrealized appreciation on investments and foreign currency translations	319,088	22,057,464
NET ASSETS	$71,527,451	$94,532,062

See Notes to Financial Statements.
40	www.isifunds.com

ISI Funds	Statements of Assets and Liabilities
October 31, 2014

	North American Government Bond Fund, Inc.	ISI Strategy Fund, Inc.
SHARES OF CAPITAL STOCK OUTSTANDING OF $0.001 PAR VALUE
ISI Class A Shares (50,000,000 shares authorized)	7,529,958	–
ISI Class C Shares (5,000,000 shares authorized)	1,658,135	–
ISI Class I Shares (5,000,000 shares authorized)	607,437	–
ISI Shares (25,000,000 shares authorized)	–	5,502,939

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
ISI Class A Shares (based on net assets of $55,116,079)	$7.32	$–
ISI Class C Shares (based on net assets of $12,005,000) *	$7.24	$–
ISI Class I Shares (based on net assets of $4,406,372)	$7.25	$–
ISI Shares (based on net assets of $94,532,062)	$–	$17.18

MAXIMUM OFFERING PRICE VALUE PER SHARE(100/97) X NET ASSET VALUE PER SHARE
ISI Class A Shares	$7.55	$–
ISI Shares	$–	$17.71

*	Contingent deferred sales charge of 1.00% is imposed on the sale of shares if redeemed within the first year of purchase.

See Notes to Financial Statements.
Annual Report | October 31, 2014	41

ISI Funds	Statements of Operations
For the Year Ended October 31, 2014

	Total Return U.S. Treasury Fund, Inc.	Managed Municipal Fund, Inc.
INVESTMENT INCOME
Interest	$1,139,740	$2,386,237
TOTAL INVESTMENT INCOME	1,139,740	2,386,237

EXPENSES
Investment advisory fees (Note 2)	132,161	293,502
Distribution fees (Note 2):
ISI Class A Shares	–	167,961
ISI Shares	143,682	–
Transfer agent fees (Note 2):
ISI Class A Shares	–	48,767
ISI Class I Shares	–	4,585
ISI Shares	63,193	–
Registration fees	23,968	47,890
Administrative fees (Note 2)	91,127	118,600
Custody fees	7,932	10,200
Professional fees	72,446	86,400
Directors' fees and expenses	17,028	21,399
Compliance consulting fees (Note 2)	14,319	17,662
Other expenses	16,415	21,076
TOTAL EXPENSES	582,271	838,042
NET INVESTMENT INCOME	557,469	1,548,195

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gain/(loss) from:
Investments	40,447	(163,756)
Net change in unrealized appreciation/ (depreciation) on:
Investments	(536,702)	1,316,845
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(496,255)	1,153,089
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$61,214	$2,701,284

See Notes to Financial Statements.
42	www.isifunds.com

ISI Funds	Statements of Operations
For the Year Ended October 31, 2014

	North American Government Bond Fund, Inc.	ISI Strategy Fund, Inc.
INVESTMENT INCOME
Interest	$2,461,050	$152,497
Dividends	–	1,411,079
Foreign taxes withheld	–	(777)
TOTAL INVESTMENT INCOME	2,461,050	1,562,799

EXPENSES
Investment advisory fees (Note 2)	333,130	366,602
Distribution fees (Note 2):
ISI Class A Shares	263,287	–
ISI Class C Shares	98,657	–
ISI Shares	–	229,127
Transfer agent fees (Note 2):
ISI Class A Shares	70,186	–
ISI Class C Shares	13,988	–
ISI Class I Shares	4,961	–
ISI Shares	–	79,804
Registration fees	80,943	37,575
Administrative fees (Note 2)	122,047	165,333
Custody fees	18,683	45,503
Professional fees	91,580	107,685
Shareholder servicing fees (Note 2):
ISI Class C Shares	32,888	–
Directors' fees and expenses	24,259	27,434
Compliance consulting fees (Note 2)	17,153	26,780
Other expenses	24,506	25,206
TOTAL EXPENSES	1,196,268	1,111,049
Less expense waived (Note 2)	(14,340)	–
Net expenses	1,181,928	1,111,049
NET INVESTMENT INCOME	1,279,122	451,750

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gain/(loss) from:
Investments	(1,273,100)	5,663,655
Foreign currency transactions	(42,238)	–
Net change in unrealized appreciation/ (depreciation) on:
Investments	(1,309,595)	4,594,306
Foreign currency translations	(3,586)	–
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(2,628,519)	10,257,961
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,349,397)	$10,709,711

See Notes to Financial Statements.
Annual Report | October 31, 2014	43

Total Return U.S. Treasury Fund, Inc.	Statements of Changes in Net Assets

	Year Ended October 31, 2014	Year Ended October 31, 2013
FROM OPERATIONS
Net investment income	$557,469	$672,516
Net realized gain from investments	40,447	350,551
Net change in net unrealized depreciation on investments	(536,702)	(2,429,015)
Net increase/(decrease) in net assets resulting from operations	61,214	(1,405,948)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(551,454)	(666,200)
From net realized gains from investments	(40,447)	(1,742,186)
From return of capital	(476,450)	(246,880)
Decrease in net assets resulting from distributions to shareholders	(1,068,351)	(2,655,266)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,936,236	847,213
Reinvestment of distributions to shareholders	731,368	1,918,696
Payments for shares redeemed	(10,297,062)	(14,364,990)
Net decrease in net assets resulting from capital share transactions	(7,629,458)	(11,599,081)

TOTAL DECREASE IN NET ASSETS	(8,636,595)	(15,660,295)

NET ASSETS
Beginning of year	62,173,642	77,833,937
End of year	$53,537,047	$62,173,642

ACCUMULATED NET INVESTMENT LOSS	$(23,842)	$(29,857)

CAPITAL SHARE ACTIVITY
Shares sold	199,536	83,453
Shares reinvested	75,540	190,073
Shares redeemed	(1,062,113)	(1,437,502)
Net decrease in shares outstanding	(787,037)	(1,163,976)
Shares outstanding, beginning of year	6,331,947	7,495,923
Shares outstanding, end of year	5,544,910	6,331,947

See Notes to Financial Statements.
44	www.isifunds.com

Managed Municipal Fund, Inc.	Statements of Changes in Net Assets

	Year Ended October 31, 2014	Year Ended October 31, 2013
FROM OPERATIONS
Net investment income	$1,548,195	$2,362,641
Net realized gain/(loss) from investments	(163,756)	525,005
Net change in net unrealized appreciation/(depreciation) on investments	1,316,845	(6,288,934)
Net increase/(decrease) in net assets resulting from operations	2,701,284	(3,401,288)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
ISI Class A Shares	(1,403,630)	(2,186,601)
ISI Class I Shares	(144,440)	(175,691)
From net realized gains from investments
ISI Class A Shares	(515,643)	(464,062)
ISI Class I Shares	(9,915)	(28,892)
Net decrease in net assets resulting from distributions to shareholders	(2,073,628)	(2,855,246)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold
ISI Class A Shares	5,197,492	8,226,840
ISI Class I Shares	7,653,287	2,930,854
Reinvestment of distributions to shareholders
ISI Class A Shares	1,206,579	1,493,696
ISI Class I Shares	119,104	13,566
Payments for shares redeemed
ISI Class A Shares	(28,464,938)	(30,559,542)
ISI Class I Shares	(7,100,171)	(1,833,115)
Net decrease in net assets resulting from capital share transactions	(21,388,647)	(19,727,701)

TOTAL DECREASE IN NET ASSETS	(20,760,991)	(25,984,235)

NET ASSETS
Beginning of year	90,598,869	116,583,104
End of year	$69,837,878	$90,598,869

ACCUMULATED NET INVESTMENT LOSS	$(1,689)	$(25)

See Notes to Financial Statements.
Annual Report | October 31, 2014	45

Managed Municipal Fund, Inc.	Statements of Changes in Net Assets

	Year Ended October 31, 2014	Year Ended October 31, 2013
CAPITAL SHARE ACTIVITY
Shares sold
ISI Class A Shares	491,162	744,950
ISI Class I Shares	729,469	270,632
Shares reinvested
ISI Class A Shares	114,574	137,047
ISI Class I Shares	11,276	1,251
Shares redeemed
ISI Class A Shares	(2,701,094)	(2,833,029)
ISI Class I Shares	(673,736)	(171,268)

Net increase (decrease) in shares outstanding
ISI Class Class A Shares	(2,095,358)	(1,951,032)
ISI Class Class I Shares	67,009	100,615

Shares outstanding, beginning of year
ISI Class A Shares	7,890,625	9,841,657
ISI Class I Shares	683,556	582,941
Shares outstanding, end of year
ISI Class A Shares	5,795,267	7,890,625
ISI Class I Shares	750,565	683,556

See Notes to Financial Statements.
46	www.isifunds.com

North American Government Bond Fund, Inc.	Statements of Changes in Net Assets

	Year Ended October 31, 2014	Year Ended October 31, 2013
FROM OPERATIONS
Net investment income	$1,279,122	$1,810,305
Net realized gain/(loss) from investments	(1,315,338)	1,495,974
Net change in net unrealized depreciation on investments	(1,313,181)	(5,257,279)
Net decrease in net assets resulting from operations	(1,349,397)	(1,951,000)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
ISI Class A Shares	(39,147)	(1,242,273)
ISI Class C Shares	(7,145)	(162,289)
ISI Class I Shares	(4,046)	(251,435)
From net realized gains from investments
ISI Class A Shares	(104,210)	(1,184,021)
ISI Class C Shares	(19,019)	(154,678)
ISI Class I Shares	(10,769)	(239,645)
From return of capital
ISI Class A Shares	(1,554,063)	(28,772)
ISI Class C Shares	(283,623)	(3,759)
ISI Class I Shares	(160,596)	(5,823)
Net decrease in net assets resulting from distributions to shareholders	(2,182,618)	(3,272,695)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold
ISI Class A Shares	17,143,058	17,302,209
ISI Class C Shares	252,830	1,255,273
ISI Class I Shares	3,195,656	8,272,561
Reinvestment of distributions to shareholders
ISI Class A Shares	1,160,616	1,671,239
ISI Class C Shares	182,087	191,253
ISI Class I Shares	109,535	138,441
Payments for shares redeemed
ISI Class A Shares	(44,858,055)	(46,968,168)
ISI Class C Shares	(2,481,197)	(3,615,208)
ISI Class I Shares	(856,293)	(37,524,003)
Net decrease in net assets resulting from capital share transactions	(26,151,763)	(59,276,403)

TOTAL DECREASE IN NET ASSETS	(29,683,778)	(64,500,098)

See Notes to Financial Statements.
Annual Report | October 31, 2014	47

North American Government Bond Fund, Inc.	Statements of Changes in Net Assets

	Year Ended October 31, 2014	Year Ended October 31, 2013
NET ASSETS
Beginning of year	101,211,229	165,711,327
End of year	$71,527,451	$101,211,229

ACCUMULATED NET INVESTMENT LOSS	$(50,338)	$(64,325)

CAPITAL SHARE ACTIVITY
Shares sold
ISI Class A Shares	2,304,889	2,210,246
ISI Class C Shares	34,460	161,225
ISI Class I Shares	424,613	1,042,288
Shares reinvested
ISI Class A Shares	156,097	214,513
ISI Class C Shares	24,735	24,757
ISI Class I Shares	14,830	17,489
Shares redeemed
ISI Class A Shares	(6,011,616)	(6,042,659)
ISI Class C Shares	(336,037)	(466,830)
ISI Class I Shares	(115,895)	(4,755,861)

Net increase (decrease) in shares outstanding
ISI Class Class A Shares	(3,550,630)	(3,617,900)
ISI Class Class C Shares	(276,842)	(280,848)
ISI Class Class I Shares	323,548	(3,696,084)

Shares outstanding, beginning of year
ISI Class A Shares	11,080,588	14,698,488
ISI Class C Shares	1,934,977	2,215,825
ISI Class I Shares	283,889	3,979,973
Shares outstanding, end of year
ISI Class A Shares	7,529,958	11,080,588
ISI Class C Shares	1,658,135	1,934,977
ISI Class I Shares	607,437	283,889

See Notes to Financial Statements.
48	www.isifunds.com

ISI Strategy Fund, Inc.	Statements of Changes in Net Assets

	Year Ended October 31, 2014	Year Ended October 31, 2013
FROM OPERATIONS
Net investment income	$451,750	$696,997
Net realized gain from investments	5,663,655	5,618,548
Net change in net unrealized appreciation on investments	4,594,306	7,560,061
Net increase in net assets resulting from operations	10,709,711	13,875,606

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(513,632)	(686,465)
From net realized gains from investments	(5,615,550)	(2,720,495)
Decrease in net assets resulting from distributions to shareholders	(6,129,182)	(3,406,960)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	11,852,195	17,784,145
Reinvestment of distributions to shareholders	5,514,340	3,015,066
Payments for shares redeemed	(13,412,884)	(8,781,704)
Net increase in net assets resulting from capital share transactions	3,953,651	12,017,507

TOTAL INCREASE IN NET ASSETS	8,534,180	22,486,153

NET ASSETS
Beginning of year	85,997,882	63,511,729
End of year	$94,532,062	$85,997,882

ACCUMULATED NET INVESTMENT INCOME/(LOSS)	$(2,704)	$2,054

CAPITAL SHARE ACTIVITY
Shares sold	726,908	1,152,539
Shares reinvested	341,141	217,792
Shares redeemed	(815,465)	(588,442)
Net increase in shares outstanding	252,584	781,889
Shares outstanding, beginning of year	5,250,355	4,468,466
Shares outstanding, end of year	5,502,939	5,250,355

See Notes to Financial Statements.
Annual Report | October 31, 2014	49

Total Return U.S. Treasury Fund, Inc.	Financial Highlights
For a share outstanding throughout the years presented

	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
NET ASSET VALUE, BEGINNING OF YEAR	$9.82	$10.38	$10.38	$10.09	$10.11
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)	0.09	0.10	0.11	0.15	0.15
Net realized and unrealized gain/(loss) on investments	(0.07)	(0.29)	0.23	0.33	0.50
Total from investment operations	0.02	(0.19)	0.34	0.48	0.65

LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.09)	(0.10)	(0.11)	(0.15)	(0.15)
From net realized gains on investments	(0.01)	(0.23)	(0.23)	(0.04)	(0.52)
Return of capital	(0.08)	(0.04)	–	–	–
Total distributions	(0.18)	(0.37)	(0.34)	(0.19)	(0.67)

NET ASSET VALUE, END OF YEAR	$9.66	$9.82	$10.38	$10.38	$10.09

TOTAL RETURN(b)	0.22%	(1.89%)	3.28%	4.87%	6.85%

Net assets, end of year (000's)	$53,537	$62,174	$77,834	$85,494	$97,793

Ratio of expenses to average net assets	1.01%	0.89%	0.83%	0.84%	0.82%
Net investment income to average net assets	0.97%	0.96%	1.05%	1.50%	1.49%

Portfolio turnover rate	3%	0%	52%	51%	44%

(a)	Calculated using the average shares outstanding for the year.
(b)
Total return is a measure of the change in value of an investment in the Fund over the year covered, which assumes dividends, capital gains distributions or return of capital distributions are reinvested in shares of the Fund.  Returns shown do not reflect initial sales charges, the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements.
50	www.isifunds.com

Managed Municipal Fund, Inc. – Class A	Financial Highlights
For a share outstanding throughout the years presented

	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
NET ASSET VALUE, BEGINNING OF YEAR	$10.57	$11.18	$10.77	$10.82	$10.68
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)	0.22	0.24	0.27	0.28	0.31
Net realized and unrealized gain/(loss) on investments	0.19	(0.56)	0.41	0.02	0.18
Total from investment operations	0.41	(0.32)	0.68	0.30	0.49

LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.22)	(0.24)	(0.27)	(0.28)	(0.31)
From net realized gains on investments	(0.08)	(0.05)	–	(0.07)	(0.04)
Total distributions	(0.30)	(0.29)	(0.27)	(0.35)	(0.35)

NET ASSET VALUE, END OF YEAR	$10.68	$10.57	$11.18	$10.77	$10.82

TOTAL RETURN(b)	3.95%	(2.90%)	6.34%	2.93%	4.62%

Net assets, end of year (000's)	$61,869	$83,371	$110,060	$104,342	$112,203

Ratio of expenses to average net assets	1.16%	1.04%	0.99%	1.01%	0.97%
Net investment income to average net assets	2.09%	2.20%	2.42%	2.65%	2.89%

Portfolio turnover rate	6%	13%	17%	10%	22%

(a)	Calculated using the average shares outstanding for the year.
(b)
Total return is a measure of the change in value of an investment in the Fund over the year covered, which assumes dividends, capital gains distributions or return of capital distributions are reinvested in shares of the Fund.  Returns shown do not reflect initial sales charges, the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements.
Annual Report | October 31, 2014	51

Managed Municipal Fund, Inc. – Class I	Financial Highlights
For a share outstanding throughout the years presented

	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Period Ended October 31, 2010(a)
NET ASSET VALUE, BEGINNING OF YEAR/PERIOD	$10.57	$11.19	$10.78	$10.82	$10.94
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.24	0.27	0.30	0.31	0.02
Net realized and unrealized gain/(loss) on investments	0.14	(0.57)	0.41	0.03	(0.11)
Total from investment operations	0.38	(0.30)	0.71	0.34	(0.09)

LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.25)	(0.27)	(0.30)	(0.31)	(0.03)
From net realized gains on investments	(0.08)	(0.05)	–	(0.07)	–
Total distributions	(0.33)	(0.32)	(0.30)	(0.38)	(0.03)

NET ASSET VALUE, END OF YEAR/PERIOD	$10.62	$10.57	$11.19	$10.78	$10.82

TOTAL RETURN(c)	3.64%	(2.75%)	6.60%	3.28%	(0.86	%)(d)

Net assets, end of year/period (000's)	$7,969	$7,228	$6,523	$3,605	$76

Ratio of expenses to average net assets	0.92%	0.79%	0.74%	0.76%	0.70	%(e)
Net investment income to average net assets	2.31%	2.46%	2.66%	2.92%	2.83	%(e)

Portfolio turnover rate	6%	13%	17%	10%	22	%(d)

(a)	Class I commenced operations on October 7, 2010.
(b)	Calculated using the average shares outstanding for the period.
(c)
Total return is a measure of the change in value of an investment in the Fund over the year or period covered, which assumes dividends, capital gains distributions or return of capital distributions are reinvested in shares of the Fund.  Returns shown do not reflect initial sales charges, the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.
52	www.isifunds.com

North American Government Bond Fund, Inc. – Class A	Financial Highlights
For a share outstanding throughout the years presented

	Year Ended October 31, 2014		Year Ended October 31, 2013		Year Ended October 31, 2012		Year Ended October 31, 2011	Year Ended October 31, 2010
NET ASSET VALUE, BEGINNING OF YEAR	$7.62		$7.93		$7.93		$7.89	$7.56
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)	0.12		0.10		0.11		0.14	0.14
Net realized and unrealized gain/(loss) on investments	(0.22)		(0.22)		0.10		0.12	0.56
Total from investment operations	(0.10)		(0.12)		0.21		0.26	0.70

LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.00	)(b)	(0.10)		(0.12)		(0.16)	(0.14)
From net realized gains on investments	(0.01)		(0.09)		(0.09)		(0.06)	(0.23)
Return of capital	(0.19)		(0.00	)(b)	(0.00	)(b)	–	–
Total distributions	(0.20)		(0.19)		(0.21)		(0.22)	(0.37)

NET ASSET VALUE, END OF YEAR	$7.32		$7.62		$7.93		$7.93	$7.89

TOTAL RETURN(c)	(1.37%)		(1.51%)		2.71%		3.30%	9.53%

Net assets, end of year (000's)	$55,116		$84,430		$116,599		$112,407	$134,383

Ratio of expenses to average net assets	1.36%		1.25%		1.18%		1.18%	1.15%
Net investment income to average net assets	1.59%		1.33%		1.40%		1.83%	1.85%

Portfolio turnover rate	30%		10%		57%		46%	48%

(a)	Calculated using the average shares outstanding for the year.
(b)	Amount less than $0.005 per share.
(c)
Total return is a measure of the change in value of an investment in the Fund over the year covered, which assumes dividends, capital gains distributions or return of capital distributions are reinvested in shares of the Fund.  Returns shown do not reflect initial sales charges, the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements.
Annual Report | October 31, 2014	53

North American Government Bond Fund, Inc. – Class C	Financial Highlights
For a share outstanding throughout the years presented

	Year Ended October 31, 2014		Year Ended October 31, 2013		Year Ended October 31, 2012		Year Ended October 31, 2011	Year Ended October 31, 2010
NET ASSET VALUE, BEGINNING OF YEAR	$7.55		$7.88		$7.89		$7.85	$7.54
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)	0.08		0.06		0.06		0.10	0.09
Net realized and unrealized gain/(loss) on investments	(0.22)		(0.23)		0.11		0.12	0.56
Total from investment operations	(0.14)		(0.17)		0.17		0.22	0.65

LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.00	)(b)	(0.07)		(0.09)		(0.12)	(0.11)
From net realized gains on investments	(0.01)		(0.09)		(0.09)		(0.06)	(0.23)
Return of capital	(0.16)		(0.00	)(b)	(0.00	)(b)	–	–
Total distributions	(0.17)		(0.16)		(0.18)		(0.18)	(0.34)

NET ASSET VALUE, END OF YEAR	$7.24		$7.55		$7.88		$7.89	$7.85

TOTAL RETURN(c)	(1.81%)		(2.23%)		2.13%		2.84%	8.85%

Net assets, end of year (000's)	$12,005		$14,615		$17,451		$17,248	$22,963

Ratio of expenses to average net assets	1.85	%(d)	1.85%		1.78%		1.78%	1.78%
Ratio of expenses (before reimbursements) to average net assets	1.96%		1.85%		1.78%		1.78%	1.78%
Net investment income to average net assets	1.10%		0.73%		0.80%		1.23%	1.23%

Portfolio turnover rate	30%		10%		57%		46%	48%

(a)	Calculated using the average shares outstanding for the year.
(b)	Amount less than $0.005 per share.

See Notes to Financial Statements.
54	www.isifunds.com

North American Government Bond Fund, Inc. – Class C	Financial Highlights
For a share outstanding throughout the years presented

(c)
Total return is a measure of the change in value of an investment in the Fund over the year covered, which assumes dividends, capital gains distributions or return of capital distributions are reinvested in shares of the Fund.  Returns shown do not reflect initial sales charges, the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Ratio of expenses to average net assets includes the effect of expense reimbursements as detailed in Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.
Annual Report | October 31, 2014	55

North American Government Bond Fund, Inc. – Class I	Financial Highlights
For a share outstanding throughout the years presented

	Year Ended October 31, 2014	Year Ended October 31, 2013		Year Ended October 31, 2012		Year Ended October 31, 2011	Period Ended October 31, 2010(a)
NET ASSET VALUE, BEGINNING OF YEAR/PERIOD	$7.63	$7.96		$7.95		$7.89	$7.80
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.15	0.13		0.14		0.18	0.02
Net realized and unrealized gain/(loss) on investments	(0.23)	(0.24)		0.11		0.12	0.12
Total from investment operations	(0.08)	(0.11)		0.25		0.30	0.14

LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.01)	(0.13)		(0.15)		(0.18)	(0.02)
From net realized gains on investments	(0.01)	(0.09)		(0.09)		(0.06)	(0.03)
Return of capital	(0.28)	(0.00	)(c)	(0.00	)(c)	–	–
Total distributions	(0.30)	(0.22)		(0.24)		(0.24)	(0.05)

NET ASSET VALUE, END OF YEAR/PERIOD	$7.25	$7.63		$7.96		$7.95	$7.89

TOTAL RETURN(d)	(1.07%)	(1.46%)		3.14%		3.88%	1.74	%(e)

Net assets, end of year/period (000's)	$4,406	$2,165		$31,661		$18,056	$197

Ratio of expenses to average net assets	0.97%	0.85%		0.78%		0.78%	0.69	%(f)
Net investment income to average net assets	2.01%	1.69%		1.78%		2.25%	2.25	%(f)

Portfolio turnover rate	30%	10%		57%		46%	48	%(e)

(a)	Class I commenced operations on September 16, 2010.
(b)	Calculated using the average shares outstanding for the period.
(c)	Amount less than $0.005 per share.
(d)
Total return is a measure of the change in value of an investment in the Fund over the year or period covered, which assumes dividends, capital gains distributions or return of capital distributions are reinvested in shares of the Fund.  Returns shown do not reflect initial sales charges, the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.
(f)	Annualized.

See Notes to Financial Statements.
56	www.isifunds.com

ISI Strategy Fund, Inc.	Financial Highlights
For a share outstanding throughout the years presented

	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
NET ASSET VALUE, BEGINNING OF YEAR	$16.38	$14.21	$12.63	$12.28	$10.64
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)	0.08	0.15	0.14	0.15	0.16
Net realized and unrealized gain on investments	1.88	2.79	1.58	0.35	1.64
Total from investment operations	1.96	2.94	1.72	0.50	1.80

LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.09)	(0.15)	(0.14)	(0.15)	(0.16)
From net realized gains on investments	(1.07)	(0.62)	–	–	–
Total distributions	(1.16)	(0.77)	(0.14)	(0.15)	(0.16)

NET ASSET VALUE, END OF YEAR	$17.18	$16.38	$14.21	$12.63	$12.28

TOTAL RETURN(b)	12.48%	21.72%	13.69%	4.03%	17.05%

Net assets, end of year (000's)	$94,532	$85,998	$63,512	$57,261	$60,445

Ratio of expenses to average net assets	1.21%	1.08%	1.11%	1.04%	1.06%
Net investment income to average net assets	0.49%	0.97%	1.03%	1.12%	1.40%

Portfolio turnover rate	39%	38%	55%	50%	38%

(a)	Calculated using the average shares outstanding for the year.
(b)
Total return is a measure of the change in value of an investment in the Fund over the year covered, which assumes dividends, capital gains distributions or return of capital distributions are reinvested in shares of the Fund.  Returns shown do not reflect initial sales charges, the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements.
Annual Report | October 31, 2014	57

ISI Funds	Notes to Financial Statements
October 31, 2014

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. Organization
Total Return US Treasury Fund, Inc. (“Total Return”), Managed Municipal Fund, Inc. (“Managed Municipal”), North American Government Bond Fund, Inc. (“North American”) and ISI Strategy Fund, Inc. (“Strategy”) (each a “Fund” and collectively, the “Funds”) are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies. The Funds are organized as corporations under the laws of the State of Maryland.

Total Return’s investment objectives are to provide a high level of total return with relative stability of principal and, secondarily, high current income. Managed Municipal’s investment objectives are to provide a high level of total return with relative stability of principal and, secondarily, high current income exempt from Federal income tax. North American’s investment objective is to provide a high level of current income, consistent with prudent investment risk. Strategy’s investment objective is to maximize total return through a combination of long-term growth of capital and current income.

Total Return and Strategy each currently offer a single class of shares (ISI Shares) to investors. Managed Municipal offers two classes of shares – ISI Class A Shares and ISI Class I Shares. North American offers three classes of shares – ISI Class A Shares, ISI Class C Shares and ISI Class I Shares. ISI Shares and ISI Class A Shares are subject to a maximum front-end sales charge equal to 3.00%. A contingent deferred sales charge of 1.00% is imposed on the sale of ISI Class C Shares if redeemed within the first year of purchase.

Total Return and Strategy are authorized to issue 115,000,000 and 25,000,000 shares, respectively, of ISI Shares at $0.001 par value. Managed Municipal is authorized to issue 50,000,000 ISI Class A Shares and 5,000,000 ISI Class I Shares at $0.001 par value. North American is authorized to issue 50,000,000 ISI Class A Shares, 5,000,000 ISI Class C Shares and 5,000,000 ISI Class I Shares at $0.001 par value.

B. Valuation of Securities
Exchange traded securities and over-the-counter securities listed on the NASDAQ National Market System for which market quotations are readily available are valued each Fund business day using the last reported sales price or the NASDAQ Official Closing Price (“NOCP”) provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time). In the absence of a sale price or NOCP, such securities are valued at the mean of the last bid and the last asked prices. Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the last bid and the last asked prices. Debt securities may be valued at prices supplied by a Fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate, and maturity. Short term instruments that mature in 60 days or less may be valued at amortized cost unless the Fund’s investment advisor believes another valuation is more appropriate.

When valuing securities for which market quotations are not readily available or for which the market quotations that are readily available are considered unreliable, the Funds determine a fair value in good faith under procedures established by and under the general supervision of the

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ISI Funds	Notes to Financial Statements
October 31, 2014

Funds’ Boards of Directors (the “Board”). The Funds may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the calculation of the net asset value per share, and the event is likely to affect the Fund’s net asset value per share. Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Funds).

If a fair value is required, the investment advisor, or the sub-advisor in the case of Strategy, determines the value of the security until the Board meets to establish the fair value of the security.

As of October 31, 2014, there were no fair valued securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a frame work for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs
Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of October 31, 2014:

Total Return
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$–	$45,804,693	$–	$45,804,693
U.S. Treasury Bills	–	7,374,981	–	7,374,981
Total	$–	$53,179,674	$–	$53,179,674

Managed Municipal
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$58,782,543	$–	$58,782,543
U.S. Treasury Bills	–	3,449,279	–	3,449,279
Total	$–	$62,231,822	$–	$62,231,822

Annual Report | October 31, 2014	59

ISI Funds	Notes to Financial Statements
October 31, 2014

North American
	Level 1	Level 2	Level 3	Total
Canadian Securities	$–	$13,271,081	$–	$13,271,081
Mexican Securities	–	12,977,473	–	12,977,473
U.S. Treasury Obligations	–	43,531,795	–	43,531,795
U.S. Treasury Bills	–	614,922	–	614,922
Total	$–	$70,395,271	$–	$70,395,271

Strategy
	Level 1	Level 2	Level 3	Total
Common Stocks	$84,575,820	$–	$–	$84,575,820
U.S. Treasury Obligations	–	7,904,029	–	7,904,029
U.S. Treasury Bills	–	1,794,860	–	1,794,860
Total	$84,575,820	$9,698,889	$–	$94,274,709

See Strategy’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.

The Funds’ policy is to disclose significant transfers between Levels based on valuations at the end of the reporting period. The Funds may hold securities which are periodically fair valued in accordance with the Funds’ Fair Value Procedures. This may result in movements between Level 1 and Level 2 throughout the period. There were no transfers between Level 1, 2, or 3 as of October 31, 2014, based on the valuation input Levels on October 31, 2013 for the Funds.

C. Securities Transactions and Investment Income
Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily. With respect to North American and Managed Municipal, income, gains (losses) and common expenses are allocated to each class based on its respective net assets. Class specific expenses are charged directly to each class.

D. Distributions
Total Return declares distributions daily, and North American declares monthly distributions at fixed rates approved by the Board. These distributions are paid monthly. To the extent that a Fund’s net investment income is less than an approved fixed rate, some of its distributions may be designated as a return of capital. Managed Municipal declares and pays dividends monthly from its net investment income. Strategy declares and pays dividends quarterly from its net investment income. Net realized capital gains, if any, are distributed at least annually. The Funds record dividends and distributions on the ex-dividend date.

E. Federal Income Taxes
Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distribute substantially all of its taxable income to shareholders. Therefore, no provision for Federal Income tax or excise tax is required.

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ISI Funds	Notes to Financial Statements
October 31, 2014

F. Foreign Currency Translation
The Funds maintain their accounting records in U.S. dollars. North American determines the U.S. dollar value of foreign currency-denominated assets, liabilities and transactions by using prevailing exchange rates. In valuing security transactions, the receipt of income and the payment of expenses, North American uses the prevailing exchange rate on the transaction date.

Net realized gains and losses on foreign currency transactions shown on North American’s financial statements result from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and from the difference between the amounts of interest recorded on North American’s books and the U.S. dollar equivalent of the amounts actually received or paid. That portion of realized gains (losses) from security transactions that results from fluctuation in foreign currency exchange rates relating to the sale of foreign securities is not separately disclosed but is included in net realized gains (losses) from security transactions. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included in the net change in unrealized appreciation/depreciation on investments.

G. Forward Foreign Currency Contracts
North American may use forward foreign currency contracts to manage foreign exchange rate risk. The Fund may use these contracts to fix the U.S. dollar value of securities transactions for the period between the date of the transaction and the date the security is received or delivered or to hedge the U.S. dollar value of securities that it already owns. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities, but does establish a rate of exchange that can be achieved in the future. North American determines the net U.S. dollar value of the forward foreign currency contracts using prevailing exchange rates. The Fund did not hold any forward foreign currency contracts at year end October 31, 2014.

H. Estimates
In preparing the Funds’ financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the year. Actual results may be different.

NOTE 2 – FEES AND TRANSACTIONS WITH AFFILIATES

International Strategy & Investment, Inc. (“ISI”) is the Funds’ investment advisor. As compensation for ISI’s advisory services, Total Return pays ISI an annual fee based on the Fund’s average daily net assets, which is calculated daily and paid monthly at the following annual rates: 0.20% of the first $100 million, 0.18% of the next $100 million, 0.16% of the next $100 million, 0.14% of the next $200 million and 0.12% of the amount over $500 million. In addition, Total Return pays ISI 1.50% of the Fund’s gross interest income. As compensation for ISI’s advisory services, Managed Municipal, North American and Strategy each pay ISI a fee, which is calculated daily and paid monthly, at the annual rate of 0.40% of such Fund’s average daily net assets.

ISI has contractually agreed to reimburse expenses with respect to Class C Shares of North American through March 1, 2015 to the extent necessary to limit the annual ordinary operating expenses of ISI Class C Shares to 1.85% of the average daily net assets attributable to such shares.

Annual Report | October 31, 2014	61

ISI Funds	Notes to Financial Statements
October 31, 2014

During the year ended October 31, 2014, $14,340 of expenses were waived by ISI under the expense limitation agreement.

Los Angeles Capital Management and Equity Research, Inc. is Strategy’s Sub-Advisor and is responsible for managing the common stocks in Strategy’s portfolio. The Sub-Advisor is paid by ISI, not the Strategy Fund.

International Strategy & Investment Group LLC (“ISI Group”), an affiliate of ISI, is the distributor for the Funds. Total Return, Managed Municipal (ISI Class A Shares, only) and Strategy each pay ISI Group a distribution/shareholder service fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly at the annual rate of 0.25% of average daily net assets. North American’s ISI Class A Shares and ISI Class C Shares pay ISI Group a distribution/shareholder service fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly at the annual rates of 0.40% and 1.00% (which may include up to 0.25% for shareholder servicing fees for each class) of their average daily net assets, respectively.

During the year ended October 31, 2014, ISI Group earned commissions on sales of ISI Shares of Total Return, Managed Municipal and Strategy of $656, $738 and $5,110, respectively, and earned commissions of $1,082 on sales of ISI Class A Shares of North American. ISI Group retained $781 of contingent deferred sales charges on redemptions of ISI Class C Shares of North American during the year ended October 31, 2014.

ISI (“ISI” or the “Administrator”) serves as the Funds’ administrator pursuant to an Administration Agreement (“Administration Agreement”). As compensation for ISI’s administration services the Funds shall pay an annual fee of 0.02% of each Fund’s average daily net assets.

ALPS Fund Services, Inc. (“ALPS” or the “Sub-Administrator”) serves as the Funds’ sub-administrator pursuant to an Administration, Bookkeeping and Pricing Services Agreement (“Sub-Administration Agreement”) with the Funds which became effective September 8, 2014. As compensation for its sub-administration and fund accounting services to the Funds, ALPS receives an annual sub-administration fee from the Administrator, subject to an annual minimum, based on the annual net assets of the Funds. The Sub-Administrator is also reimbursed by the Funds for certain out-of-pocket expenses.  For the period September 8, 2014 through October 31, 2014 Sub-Administrator earned sub-administration fees if $50,272.

The Administrator also pays the Sub-Administrator an annual fee for certain compliance support services. For the period September 8, 2014 through October 31, 2014, the Sub-Administrator earned compliance support services fees of $1,723.

ALPS serves as transfer, dividend paying, and shareholder servicing agent for the Funds. For its services, ALPS receives an annual minimum fee from each ISI Fund, a fee based upon each shareholder account and is reimbursed for out-of-pocket expenses. The Transfer Agent is also reimbursed by the Fund for certain out-of-pocket expenses.

Prior to September 8, 2014 State Street Bank and Trust Company (“State Street”) was the administrator of the Funds. State Street was responsible for providing certain administrative services to the Funds, and assisted in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds other than investment advisory activities, including maintaining the books and records of the Funds, and preparing certain reports and other

62	www.isifunds.com

ISI Funds	Notes to Financial Statements
October 31, 2014

documents required by federal and/or state laws and regulations. For the performance of these services, the Funds paid State Street an annual fee of $300,000. This fee was allocated among the Funds based on the relative net assets of each Fund. State Street was the fund accountant and fund custodian, and State Street was responsible for safeguarding and controlling the Funds’ cash and securities, handling the delivery of securities and collecting interest and dividends on the Funds’ investments.

Prior to September 8, 2014 State Street served as the fund accounting agent and was responsible for maintaining the books and records and calculating the daily net asset value of each Fund. For fund accounting services, the Funds paid State Street an annual base fee of $180,000. This fee was allocated among the Funds based on the relative net assets for each Fund. For fund custodian services, the Funds paid State Street an annual base fee of 1 (one) basis point on net assets, plus other asset-based fees that vary according to the number of positions and transactions, plus out-of-pocket fees.

Prior to September 8, 2014 State Street also served as transfer agent for the Funds and was responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts. For these services State Street received an annual amount of $130,000, allocated among the Funds based on the relative net assets of each Fund and a monthly fee from each Fund at an annual rate of $20 for each direct account and $15 for certain accounts established through financial intermediaries. In addition, the Funds reimbursed State Street for its out-of-pocket expenses including, but not limited to, postage and supplies.

EJV Financial Services, LLC (“EJV”) provides certain compliance services to the Funds. Edward J. Veilleux, Vice President and Chief Compliance Officer (“CCO”) of the Funds, is also a principal of EJV. The Funds pay EJV $20,000 quarterly for providing CCO services. This fee is allocated among the Funds based on the relative net assets of each Fund. In addition, the Funds reimburse EJV for any reasonable out-of-pocket expenses relating to these compliance services.

Effective January 1, 2014, the Funds pay each independent Director an annual fee of $23,000. The Audit Committee Chairman and Chairman of the Board receive an additional annual fee of $4,000 and $5,000, respectively. The Funds also reimburse each of the Directors for out-of-pocket expenses incurred in connection with attending the Board of Directors’ meetings. Certain officers of the Funds are also officers or employees of the above named service providers, and during their terms of office, receive no compensation from the Funds.

NOTE 3 – FEDERAL INCOME TAX

The Funds may periodically make reclassifications among certain capital accounts as a result of differences in the characterization and allocation of certain income and capital gain distributions determined annually in accordance with Federal tax regulations, which may differ from GAAP. These book/tax differences may be either temporary or permanent in nature. To the extent they are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arose. The reclassifications have no impact on the net assets or net asset value per share of the Funds.

The Funds determine their net investment income and capital gain distributions in accordance with income tax regulations, which may differ from GAAP.

Annual Report | October 31, 2014	63

ISI Funds	Notes to Financial Statements
October 31, 2014

During the years ended October 31, 2014 and October 31, 2013, the tax character of distributions paid by each of the Funds was as follows:

	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains	Return of Capital
Total Return	$551,713	$–	$40,188	$476,450
Managed Municipal	42,867	1,539,918	490,843	–
North American	50,338	–	133,998	1,998,282
Strategy	1,420,075	–	4,709,107	–

	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains	Return of Capital
Total Return	$1,000,452	$–	$1,407,934	$246,880
Managed Municipal	20,586	2,341,706	492,954	–
North American	1,766,138	–	1,468,203	38,354
Strategy	703,061	–	2,703,899	–

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions taken on Federal and state income tax returns for all open tax years (tax years ended October 31, 2011 through October 31, 2014) and concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

As of October 31, 2014, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

	Total Return	Managed Municipal	North American	Strategy
Undistributed ordinary income	$–	$43,476	$–	$626,404
Accumulated undistributed long-term capital gains/(losses)	–	(163,802)	–	4,983,353
Net unrealized appreciation	2,017,671	3,174,147	311,423	21,973,888
Other temporary differences	(23,842)	(45,165)	(50,338)	–
Total	$1,993,829	$3,008,656	$261,085	$27,583,645

As of October 31, 2014, the Funds recorded the following reclassifications primarily due to foreign exchange gains/losses, REIT adjustments to increase (decrease) the accounts listed below:

Fund	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss) on Investments	Paid-in Capital
Total Return	$–	$1	$(1)
Managed Municipal	(1,789)	1,789	–
North American	(1,214,797)	1,441,763	(226,966)
Strategy	57,124	(57,905)	781

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ISI Funds	Notes to Financial Statements
October 31, 2014

Included in the amounts reclassified was a net operating loss of $226,966 for ISI North American Government Bond Fund.

The difference between the federal income tax cost of portfolio investments and the financial statement cost for Strategy is due to certain timing differences in the recognition of capital gains or losses under income tax reporting regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales and passive foreign investment company (PFIC) mark to market.

Post‐Enactment Capital Losses*:
Capital losses deferred to next tax year were as follows:

	Short Term	Long Term
Total Return	$–	$–
Managed Municipal	163,802	–
North American	–	–
Strategy	–	–

*
Post-Enactment Capital Losses arise in fiscal years beginning after December 22, 2010, and exclude any election for late year capital loss (during the period November 1st to December 31st) deferred for the current fiscal year. As a result of the enactment of the Regulated Investment Company Act of 2010, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

NOTE 4 – INVESTMENT TRANSACTIONS

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the fiscal year ended October 31, 2014 were as follows:

	U.S Government Obligations
Fund	Purchases	Sales	Purchases	Sales
Total Return	$–	$–	$1,552,680	$2,387,233
Managed Municipal	3,934,325	26,771,829	–	–
North American	12,193,728	17,765,042	10,843,984	17,487,438
Strategy	36,481,598	32,720,889	–	1,703,286

NOTE 5 – MARKET AND CREDIT RISK

North American invests in Canadian and Mexican government securities. Investing in Canadian and Mexican government securities may have different risks than investing in U.S. government securities. An investment in Canada or Mexico may be affected by developments unique to those countries. These developments may not affect the U.S. economy or the prices of U.S. government securities in the same manner. In addition, the value of bonds issued by non-U.S. governments may be affected by adverse international political and economic developments that may not impact the value of U.S. government securities.

Annual Report | October 31, 2014	65

ISI Funds	Notes to Financial Statements
October 31, 2014

NOTE 6 – CONTRACTUAL OBLIGATIONS

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Trust expects the risk of loss to be remote.

NOTE 7 – SUBSEQUENT EVENTS

On December 10, 2014, the Board of Directors (the “Board”) of each of the Funds approved, subject to certain conditions and shareholder approval, a proposed reorganization (the “Reorganization”) of the Funds into series of Centre Funds. International Strategy & Investment Inc., the investment adviser to the Funds, recommended the Reorganization to the Board. In order to accomplish the Reorganization, the Board approved the submission of the Agreement and Plan of Reorganization (the “Plan”) to shareholders of each Fund at a Special Joint Meeting of Shareholders to be held on or about March 16, 2015.

Under the Plan, Total Return and North American would be reorganized into the existing Centre Active U.S. Treasury Fund (“Centre Treasury”). Centre Asset Management, LLC (“Centre”) manages Centre Treasury’s portfolio using a similar investment objective and strategies as Total Return and North American. Strategy would be reorganized into the Centre American Select Equity Fund (“Centre Select Equity”). Centre manages Centre Select Equity’s portfolio using a similar investment objective and strategies as Strategy. Managed Municipal would be reorganized into a newly created series of Centre Funds called the Centre Active U.S. Tax-Exempt Fund (“Centre Tax-Exempt”).  After the Reorganization, Centre will manage the Centre Tax-Exempt’s portfolio using a similar investment objective and strategies as Managed Municipal.

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ISI Funds	Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Total Return U.S. Treasury Fund, Inc.,
Managed Municipal Fund, Inc., North American Government Bond Fund, Inc., and ISI Strategy Fund, Inc.

We have audited the accompanying statements of assets and liabilities of Total Return U.S. Treasury Fund, Inc., Managed Municipal Fund, Inc., North American Government Bond Fund, Inc., and ISI Strategy Fund, Inc., (the “Funds”) including the schedules of investments, as of October 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years and periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Total Return U.S. Treasury Fund, Inc., Managed Municipal Fund, Inc., North American Government Bond Fund, Inc., and ISI Strategy Fund, Inc., as of October 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years and periods in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
December 30, 2014

Annual Report | October 31, 2014	67

ISI Funds	Fund Directors and Officers
October 31, 2014 (Unaudited)

INDEPENDENT DIRECTORS
Name and Age	Length of Time Served	Business Experience During the Past Five Years	Other Directorship Held by Director
W. Murray Jacques (age 78)	Since 2002
President, WMJ Consulting, LLC (real estate investment management company)
(1999 to present); formerly, principal of CM Coastal Development, LLC (real estate development) (2002 to 2006); Member of FLJ Design, LLC (jewelry design) (2005 to present).
None
Louis E. Levy (age 82)	Since 1994	Retired Partner, KPMG Peat Marwick (retired 1990); Scudder Group of Mutual Funds (retired 2005).	None
Edward A. Kuczmarski (age 65)	Since 2007	Certified Public Accountant and retired Partner of Crowe Horwath LLP (accounting firm) (1980 to 2013).	Board Member of Reich & Tang Funds; Board Member of Brookfield Investment Management Funds. Trustee of Stralem Funds.
INTERESTED DIRECTOR
R. Alan Medaugh* (age 71) President and Director	President since 1991; Director since 2007	President, International Strategy & Investment Inc. (registered investment advisor) (1991 to present) Director, International Strategy & Investment Group LLC (registered broker-dealer) (1991 to 2014).	None

*
Mr. Medaugh is deemed to be an Interested Director, as defined in the Investment Company Act of 1940, as amended because he serves as the President of ISI Inc. and served as a Director of ISI Group LLC.

68	www.isifunds.com

ISI Funds	Fund Directors and Officers
October 31, 2014 (Unaudited)

EXECUTIVE OFFICERS
Name and Age	Length of Time Served	Business Experience During the Past Five Years
Thomas D. Stevens* (age 65) Vice President	Since 1997	Chairman and President, Los Angeles Capital Management and Equity Research, Inc. (registered investment advisor) (March 2002 to present).
Carrie L. Butler (age 47) Vice President and Secretary	Vice President since 1991; Secretary since 2013
Senior Managing Director, International Strategy Investments (registered investment advisor) (2014-present); Managing Director, International Strategy & Investment Inc. (registered investment advisor) (2000 to 2014).

Edward J. Veilleux (age 71) Vice President and Chief Compliance Officer	Vice President since 1992; Chief Compliance Officer since 2008
President, EJV Financial Services, LLC (mutual fund consulting company) (2002 to present); Officer of various investment companies for which EJV Financial Services provides consulting and compliance services.

Anthony Rose (age 44) Treasurer and Vice President	Vice President, Chief Financial Officer, and Treasurer since 2013	CFO, International Strategy & Investment Group, LLC (June 2013 to present); CFO – Equities, Credit Suisse (2008 – 2013).
Heena Dhruv (age 38) Vice President	Assistant Vice President from 2005-2013; Vice President since 2013
Managing Director, International Strategy & Investment Inc. (registered investment advisor) (2005 to present); formerly, Associate Managing Director, International Strategy & Investment Inc. (January 2003 to July 2005).

Erich A. Rettinger (age 29) Assistant Treasurer ALPS Fund Services, Inc. 1290 Broadway Denver, CO 80203	Since 2014	Fund Controller, ALPS Fund Services, Inc. (2013 to present); formerly, Assistant Fund Controller, ALPS Fund Services, Inc. (2011 – 2013); Fund Accounting, ALPS Fund Services, Inc. (2007 – 2011).
Megan Hadley Koehler (age 36) Assistant Secretary ALPS Fund Services, Inc. 1290 Broadway Denver, CO 80203	Since 2014	Senior Counsel, ALPS Fund Services, Inc. (2014 to present); Associate Counsel, Atlantic Fund Services, 2008 – 2014; Assistant Vice President, Citigroup Fund Services, LLC (2007 – 2008).

*	Thomas D. Stevens is an officer of the ISI Strategy Fund, Inc. only.

Annual Report | October 31, 2014	69

ISI Funds	Notice to Shareholders
October 31, 2014

TAX INFORMATION (UNAUDITED)

The ISI Managed Municipal Fund designates the following for federal income tax purposes for the year ended October 31, 2014:

Tax-Exempt Percentage
ISI Managed Municipal Fund	99.36%

The Funds designate the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2013 qualified dividend income (“QDI”) and as qualifying for the corporate dividends received deduction (“DRD”).

	QDI	DRD
ISI Strategy Fund	75.55%	76.71%

Pursuant to Section 852(b)(3) the ISI Total Return U.S. Treasury, ISI Managed Municipal, ISI North America Government Bond, and ISI Strategy Funds designated $40,188, $490,843, $133,998, and $4,709,107 as long‐term capital gain for the year ended October 31, 2014.

In early 2014, if applicable, shareholders of record received this information for the distribution paid to them by the Funds during the calendar year 2013 via Form 1099. The Funds will notify shareholders in early 2015 of amounts paid to them by the Funds, if any, during the calendar year 2014.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that Strategy uses to determine how to vote proxies relating to securities held in Strategy’s portfolio is available, without charge and upon request, by calling (800) 955-7175.Information regarding how Strategy voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, upon request, by calling (800) 955-7175 or on the SEC’s website at http://www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

70	www.isifunds.com

ISI Funds	Investment Advisory Agreements and Investment Sub-Advisory Agreement Approvals
October 31, 2014 (Unaudited)

At a meeting of the Board of Directors of the ISI Funds held on September 30, 2014 (the “Meeting”), the Boards of Directors of the ISI Funds (each a “Board” and together the “Boards”), including those directors who are not “interested”, as such term is defined in the Investment Company Act of 1940, as amended (the “Independent Directors” or “Directors”) voting separately, unanimously approved the continuance of the Investment Advisory Agreements between International Strategy and Investment Inc. (“ISI” or the “Advisor”) and each of the ISI Funds (“Funds”) as well as the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Investment Advisory Agreements, the “Agreements”) between ISI and Los Angeles Capital Management and Equity Research, Inc. (“Los Angeles Capital” or the “Sub-Advisor”) with respect to ISI Strategy Fund, Inc. (“Strategy”). The Independent Directors had previously met with their counsel in executive session to consider the renewal of the Agreements. In evaluating the Investment Advisory Agreements and the Sub-Advisory Agreement, the Boards reviewed materials furnished by ISI and the Sub-Advisor. Specifically, the Boards considered: (1) the nature, extent and quality of the services provided by ISI to the Funds and the Sub-Advisor to Strategy, including information on the investment performance of each Fund; (2) the total expense ratio of each Fund compared to its relevant peer group as of July 31, 2014; (3) the investment advisory fee schedule for each Fund; (4) the cost of the services provided and profitability to ISI with respect to its relationship with the Funds and the cost of the services provided and profitability to the Sub-Advisor with respect to its relationship with Strategy; (5) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees and sub-advisory fee for Strategy reflect these economies of scale for the benefit of shareholders of each Fund; and (6) other benefits received by ISI from its relationship with the Funds and the Sub-Advisor from its relationship with Strategy. In their deliberations regarding consideration of the renewal of the Agreements, the Boards did not identify any specific information that was all-important or controlling. The Boards attributed different weights to the factors that they should consider in approving the Agreements with particular focus on the factors discussed below.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Advisor, the Directors relied on their prior experience as Directors of the ISI Funds as well as on the Meeting materials.  The Directors noted that under the Investment Advisory Agreements the Advisor is responsible for, among other things, with respect to each of the ISI Funds: (i) managing the investment operations of the ISI Funds in accordance with their respective investment objectives and policies, applicable legal and regulatory requirements, and the instructions of the Directors, (ii) providing necessary and appropriate reports and information to the Directors, (iii) maintaining all necessary books and records pertaining to the ISI Funds’ securities transactions, and (iv) furnishing the ISI Funds with the assistance, cooperation, and information necessary for the ISI Funds to meet various legal requirements regarding registration and reporting.  The Board discussed the distinctive nature of the services provided by the Advisor in offering specialized fixed income management for bond portfolios and the experience and expertise appropriate for an investment adviser to such funds.  The Board noted that the Advisor has demonstrated consistency in its investment approach and provides an extensive array of services to the ISI Funds in the areas of oversight and administration.  The Directors reviewed the background and experience of the Advisor’s key investment professionals, including those individuals responsible for the investment and compliance operations of the ISI Funds.  They also considered the resources, operational

Annual Report | October 31, 2014	71

ISI Funds	Investment Advisory Agreements and Investment Sub-Advisory Agreement Approvals
October 31, 2014 (Unaudited)

structures and practices of the Advisor in managing the ISI Funds, in monitoring and securing each Fund’s compliance with its investment objectives and policies and with applicable laws and regulations.  The Directors also considered information about the Advisor’s overall investment management business, noting that the Advisor serves as the investment advisor for two primary lines of business.  The Directors also considered the potential effect that the transaction between Evercore Partners Inc. (“Evercore”) and the Distributor (the “Evercore Transaction”) discussed at Executive Session would have on all of the above factors.  Drawing upon the materials provided and their general knowledge of the business of the Advisor and the information provided at the Meeting with respect to the Evercore Transaction, the Directors determined that the Advisor has the experience and resources necessary to manage the ISI Funds and concluded that the nature and extent of the services provided by the Advisor to the ISI Funds were appropriate and that it was in the best interest of each of the Fund’s shareholders that the Advisor continue to provide services to the Funds.

INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISOR

The Directors reviewed information provided by ISI which included information on each Fund’s performance and that of its peer group for various time periods ended July 31, 2014, each Fund’s total assets under management, each Fund’s portfolio structure, and a summary of purchase and sales activity for each Fund for the period April 30, 2014 through July 31, 2014. The Boards noted that on a quarterly basis ISI senior management provides each Board with detailed information regarding its investment approach for each Fund, recent economic information and reports, market updates, performance and expenses, and the Advisor’s general economic outlook.

Each Board then considered the short-term and long-term performance information for its respective Fund as compared to each Fund’s benchmark index and peer group.

•
Total Return. The Board reviewed the investment objective of the Fund and the information comparing the Fund’s performance to the returns of relevant indices for selected periods ended July 31, 2014. The Board noted Total Return’s performance results during the year ending July 31, 2014, wherein the Fund returned 0.10%, as compared to the Barclays U.S. Treasury Total Return Index, which returned 1.99%. The Board noted that although Total Return had lower returns than the average in the Lipper category for the 1-, 3-, and 5-years periods and below the average for 1-, 3-, and 5-years periods in the Morningstar category, Total Return’s performance was above average for the Lipper and Morningstar categories for the 10-years period, and Total Return’s performance is in line with management’s expectations, given the challenges of the current interest rate environment.

•
Managed Municipal. The Board reviewed the investment objective of the Fund and the Fund’s performance for selected periods ended July 31, 2014. The Board noted that the Fund returned 5.09% during the one year period ended July 31, 2014, as compared to the Barclay’s AAA High Quality Index, which returned 4.19% for one year. The Board also noted that while the Fund’s performance was helped more recently by the widening of the spread between high quality and medium quality municipals, the rally in the long sector of the municipal market held back the Fund’s performance against its peers within the Morningstar and Lipper categories.  The Board further noted that the returns were in line with management’s expectations when taking into consideration the challenges of the current interest rate environment and the near record rate of redemptions in the municipal funds sector which have elevated the performance of lower quality bonds.

72	www.isifunds.com

ISI Funds	Investment Advisory Agreements and Investment Sub-Advisory Agreement Approvals
October 31, 2014 (Unaudited)

•
North American. The Board reviewed the investment objective of the Fund and the Fund’s performance for selected periods ended July 31, 2014. The Board noted that the returns for North American were slightly behind the CDA/Lipper average for the quarter ended July 31, 2014 and the year-ended July 31, 2014, given the adverse impact of currency movements on the Fund’s Canadian investment and challenges of the current interest rate environment. The Board further noted that in light of these challenges, the Fund's returns were in line with management's expectations.

•
Strategy. The Board reviewed the investment objective of the Fund and the Fund’s performance for selected periods ended July 31, 2014. The Board noted that the returns for Strategy demonstrated a consistent pattern of favorable performance and that given the current popularity of equity-oriented funds, the Fund had met expectations.  In reviewing the Investment Advisory Agreements, the Board took into consideration the high credit qualities of the portfolio securities held by Managed Municipal, North American and Strategy, noting that Managed Municipal and North American invest in high quality bonds, while the bond section of Strategy is invested in U.S. Treasury securities.

COSTS OF SERVICES PROVIDED, FEES AND EXPENSES PAID AND PROFIT MARGIN OF THE ADVISOR AND ITS AFFILIATES

Each Board considered the investment advisory fees paid by each Fund to ISI. The Board of Directors of Strategy noted that the sub-advisory fee for Strategy is paid by ISI and not the Fund. Each Board concluded that the Advisor’s fees are fair and reasonable in light of those services provided to the Funds.

Each Board reviewed the costs associated with ISI’s portfolio management, research and corporate governance and considered the profitability of ISI from the advisory and ancillary services provided to each of the Funds. Each Board was advised by ISI of the methodology it used to assign its costs associated with the portfolio management, research and corporate governance services provided to each of the Funds. The Board of Directors of Strategy was also provided with a report from the Sub-Advisor showing its profitability with respect to its management of Strategy and the methodology used by the Sub-Advisor to prepare its profitability analysis.

Each Board reviewed an expense ratio comparison report for each of the Funds sourced from CDA/Lipper.  The report compared the actual expense ratio of each Fund as a percentage of net assets for each Fund versus the peer group of funds selected by CDA/Lipper.  The Boards noted that the total expense ratio of each Fund was at or near the average of its respective peer group, with the exception of North American. North American’s expenses were relatively higher than the

Annual Report | October 31, 2014	73

ISI Funds	Investment Advisory Agreements and Investment Sub-Advisory Agreement Approvals
October 31, 2014 (Unaudited)

average of its respective peer group as the cost of custody services for Canadian and Mexican securities is higher than U.S. securities.  The Boards also reviewed the allocation of shared costs and expenses with respect to the Advisor’s Institutional Business, UIT Business and the Funds. The Board noted the reduction in the Fund’s overall expenses for the year ended June 30, 2014 versus the year ended June 30, 2013, based on both the Adviser’s revenue increase in the Institutional and UIT Businesses, and the Funds’ lower revenues, which resulted in the Funds bearing a lower proportion in overall costs for the year ended June 30, 2014. The Board concluded that the services provided by the Advisor under the terms of the Investment Advisory Agreements are fair and reasonable; and that the Advisor’s fees and total expenses of the Funds are reasonable in light of those services provided to the Funds.

ECONOMIES OF SCALE

The Boards considered whether the ISI Funds would benefit from any economies of scale and concluded that the asset levels of the Funds were not at a point that would make economy of scale considerations relevant at this time.

OTHER BENEFITS REVIEWED

Each Board considered other benefits received by the Advisor from its relationship with the Funds.  The Board noted that the Advisor benefits from the shared costs of its three primary lines of business and that the Advisor’s profit from its management of the ISI Funds had exceeded the profit margin for both its Institutional Business line for the fiscal years ended June 30, 2013 and June 30, 2014, and for its UIT Business line for the fiscal year ended June 30, 2014.  Each Board considered the fact that International Strategy & Investment Group LLC (the “Distributor”), an affiliate of ISI, serves as the distributor of each of the Funds. Each Board reviewed the costs and profitability of ISI Group in rendering distribution services to each of the Funds for the year ended June 30, 2014. Each Board also noted that the Distributor had operated at a loss during the past year; however, each Board further noted that the Distributor had reduced both its total expenses and its operating loss year over year, becoming closer to profitability.   The Board also noted that the Advisor is responsible for providing certain administrative services to the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including preparing certain reports and other documents required by federal and/or state laws and regulations. The Board further noted that under the Administration Agreement with the Fund, the Advisor, oversees the activities of the sub-administrator, and~~,~~ after paying the sub-administrator for its services, the Advisor is entitled to an annual fee of 0.02% based on the average daily net assets of each Fund for services it provides to the Funds. Based on the foregoing, the Board concluded that other benefits received by the Adviser from its relationship with the Funds were not a material factor to consider in approving the Advisory Agreements.

74	www.isifunds.com

BOARD OF DIRECTORS
Louis E. Levy Chairman	Edward J. Veilleux Vice President Chief Compliance Officer
W. Murray Jacques Director	Thomas D. Stevens * Vice President
Edward A. Kuczmarski Director	Anthony Rose Vice President Treasurer
R. Alan Medaugh President Director	Heena Dhruv Vice President
Carrie L. Butler Vice President Secretary	Edward S. Hyman Senior Economic Advisor *Thomas D. Stevens is an officer for only the ISI Strategy Fund, Inc.
INVESTMENT ADVISOR
ISI Inc. 666 Fifth Avenue New York, NY 10103 (800) 955-7175
SHAREHOLDER SERVICING AGENT
ALPS Fund Services, Inc. P.O. Box 1920 Denver, CO 80201 (800) 882-8585
DISTRIBUTOR
ISI Group LLC 666 Fifth Avenue New York, NY 10103 (800) 955-7175

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Edward A. Kuczmarski. Mr. Kuczmarski is “independent” for purposes of this Item as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

Item 4.	Principal Accountant Fees and Services.

(a)
Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by BBD, LLP, the Fund’s principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the BBD, LLP in connection with statutory and regulatory filings or engagements for fiscal years 2014 and 2013 were $21,000 and $20,500, respectively.

(b)
Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)
Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $2,000 and $2,000 with respect to the registrant’s fiscal years ended October 31, 2014 and 2013, respectively. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)
All Other Fees. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item.

No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant to International Strategy & Investment Inc., (the “Adviser”) and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that (i) relate directly to the operations and financial reporting of the registrant and (ii) were pre-approved by the registrant’s audit committee.

(e)(1)
Audit Committee Pre-Approval Policies and Procedures. The Committee, pursuant to the Audit Committee Charter, may delegate to one or more of its members authority to pre-approve permissible non-audit services to be provided to the Registrant. Any pre-approval determination of a delegate shall be presented to the full Committee at its next meeting. The Committee shall similarly pre-approve in advance any audit, review or attest engagements required under the securities laws. Pre-approval shall be granted no earlier than one year prior to the commencement of the service.

(e)(2)
Percentages of Services. None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
0% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)
Total Fees Paid By Adviser and Certain Affiliates. During the fiscal years ended October 31, 2014 and 2013, aggregate non-audit fees of $0 and $0, respectively, were billed by the registrant’s accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant’s accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)
The principal accountant has not provided any non-audit services that were not previously approved to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.	Schedule of Investments.

(a)	Schedule of Investments is included as part of Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to provide reasonable assurance that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this Form N-CSR filing that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

Exhibit 99.CODE ETH	Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

Exhibit 99.CERT	Certifications of principal executive officer and principal financial and accounting officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

Exhibit 99.906CERT
Certifications of principal executive officer and principal financial and accounting officer of the registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ISI STRATEGY FUND, INC.

By	/s/ R. Alan Medaugh
R. Alan Medaugh, President

Date:	January 9, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Alan Medaugh
R. Alan Medaugh, President (Principal Executive Officer)

Date:	January 9, 2015

By	/s/ Anthony Rose
Anthony Rose, Treasurer (Principal Financial Officer)

Date:	January 9, 2015